Shareholder Report, Holdings (Details)	Sep. 30, 2024
C 000023961 [Member] | Custom Basket Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.30%
C 000023961 [Member] | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C 000023961 [Member] | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C 000023961 [Member] | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C 000023961 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C 000023961 [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C 000023961 [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C 000023961 [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C 000023961 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C 000023961 [Member] | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C 000023961 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C 000023961 [Member] | Custom Basket Swap Agreements Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(78.40%)
C 000023961 [Member] | U F P Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C 000023961 [Member] | Acuity Brands Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C 000023961 [Member] | Allison Transmission Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C 000023961 [Member] | Boise Cascade Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C 000023961 [Member] | Mueller Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C 000023961 [Member] | Apogee Enterprises Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C 000023961 [Member] | Teekay Tankers Ltd 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C 000023961 [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C 000023961 [Member] | Incyte Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C 000023961 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C 000023961 [Member] | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C 000023963 [Member] | Custom Basket Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.30%
C 000023963 [Member] | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C 000023963 [Member] | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C 000023963 [Member] | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C 000023963 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C 000023963 [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C 000023963 [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C 000023963 [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C 000023963 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C 000023963 [Member] | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C 000023963 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C 000023963 [Member] | Custom Basket Swap Agreements Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(78.40%)
C 000023963 [Member] | U F P Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C 000023963 [Member] | Acuity Brands Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C 000023963 [Member] | Allison Transmission Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C 000023963 [Member] | Boise Cascade Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C 000023963 [Member] | Mueller Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C 000023963 [Member] | Apogee Enterprises Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C 000023963 [Member] | Teekay Tankers Ltd 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C 000023963 [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C 000023963 [Member] | Incyte Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C 000023963 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C 000023963 [Member] | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C 000155960 [Member] | Custom Basket Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.30%
C 000155960 [Member] | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C 000155960 [Member] | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C 000155960 [Member] | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C 000155960 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C 000155960 [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C 000155960 [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C 000155960 [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C 000155960 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C 000155960 [Member] | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C 000155960 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C 000155960 [Member] | Custom Basket Swap Agreements Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(78.40%)
C 000155960 [Member] | U F P Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C 000155960 [Member] | Acuity Brands Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C 000155960 [Member] | Allison Transmission Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C 000155960 [Member] | Boise Cascade Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C 000155960 [Member] | Mueller Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C 000155960 [Member] | Apogee Enterprises Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C 000155960 [Member] | Teekay Tankers Ltd 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C 000155960 [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C 000155960 [Member] | Incyte Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C 000155960 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C 000155960 [Member] | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C 000071557 [Member] | Custom Basket Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.30%
C 000071557 [Member] | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C 000071557 [Member] | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C 000071557 [Member] | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C 000071557 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C 000071557 [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C 000071557 [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C 000071557 [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C 000071557 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C 000071557 [Member] | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C 000071557 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C 000071557 [Member] | Custom Basket Swap Agreements Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(78.40%)
C 000071557 [Member] | U F P Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C 000071557 [Member] | Acuity Brands Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C 000071557 [Member] | Allison Transmission Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C 000071557 [Member] | Boise Cascade Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C 000071557 [Member] | Mueller Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C 000071557 [Member] | Apogee Enterprises Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C 000071557 [Member] | Teekay Tankers Ltd 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C 000071557 [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C 000071557 [Member] | Incyte Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C 000071557 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C 000071557 [Member] | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C 000136530 [Member] | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C 000136530 [Member] | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C 000136530 [Member] | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C 000136530 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C 000136530 [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C 000136530 [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C 000136530 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C 000136530 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C 000136530 [Member] | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C 000136530 [Member] | I Shares Russell 1000 Value E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C 000136530 [Member] | Berkshire Hathaway Inc 8212 Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C 000136530 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C 000136530 [Member] | Bankof America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C 000136530 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C 000136530 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C 000136530 [Member] | O G E Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C 000136530 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C 000136530 [Member] | J P Morgan Chaseamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C 000136530 [Member] | Jefferies Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C 000136532 [Member] | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C 000136532 [Member] | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C 000136532 [Member] | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C 000136532 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C 000136532 [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C 000136532 [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C 000136532 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C 000136532 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C 000136532 [Member] | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C 000136532 [Member] | I Shares Russell 1000 Value E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C 000136532 [Member] | Berkshire Hathaway Inc 8212 Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C 000136532 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C 000136532 [Member] | Bankof America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C 000136532 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C 000136532 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C 000136532 [Member] | O G E Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C 000136532 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C 000136532 [Member] | J P Morgan Chaseamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C 000136532 [Member] | Jefferies Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C 000155972 [Member] | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C 000155972 [Member] | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C 000155972 [Member] | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C 000155972 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C 000155972 [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C 000155972 [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C 000155972 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C 000155972 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C 000155972 [Member] | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C 000155972 [Member] | I Shares Russell 1000 Value E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C 000155972 [Member] | Berkshire Hathaway Inc 8212 Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C 000155972 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C 000155972 [Member] | Bankof America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C 000155972 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C 000155972 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C 000155972 [Member] | O G E Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C 000155972 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C 000155972 [Member] | J P Morgan Chaseamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C 000155972 [Member] | Jefferies Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C 000136533 [Member] | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C 000136533 [Member] | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C 000136533 [Member] | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C 000136533 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C 000136533 [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C 000136533 [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C 000136533 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C 000136533 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C 000136533 [Member] | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C 000136533 [Member] | I Shares Russell 1000 Value E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C 000136533 [Member] | Berkshire Hathaway Inc 8212 Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C 000136533 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C 000136533 [Member] | Bankof America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C 000136533 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C 000136533 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C 000136533 [Member] | O G E Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C 000136533 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C 000136533 [Member] | J P Morgan Chaseamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C 000136533 [Member] | Jefferies Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C 000165920 [Member] | Custom Basket Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	(54.70%)
C 000165920 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C 000165920 [Member] | R E I Ts Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C 000165920 [Member] | R E I Ts Apartments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C 000165920 [Member] | R E I Ts Office Property [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C 000165920 [Member] | R E I Ts Hotels [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C 000165920 [Member] | R E I Ts Shopping Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C 000165920 [Member] | R E I Ts Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C 000165920 [Member] | R E I Ts Warehouse Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C 000165920 [Member] | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C 000165920 [Member] | Kilroy Realty Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C 000165920 [Member] | Invitation Homes Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C 000165920 [Member] | Essex Property Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C 000165920 [Member] | V I C I Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C 000165920 [Member] | Park Hotelsamp Resorts Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C 000165920 [Member] | Kite Realty Group Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C 000165920 [Member] | Alexandria Real Estate Equities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C 000165920 [Member] | Kimco Realty Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C 000165920 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C 000165920 [Member] | Healthcare Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C 000165921 [Member] | Custom Basket Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	(54.70%)
C 000165921 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C 000165921 [Member] | R E I Ts Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C 000165921 [Member] | R E I Ts Apartments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C 000165921 [Member] | R E I Ts Office Property [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C 000165921 [Member] | R E I Ts Hotels [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C 000165921 [Member] | R E I Ts Shopping Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C 000165921 [Member] | R E I Ts Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C 000165921 [Member] | R E I Ts Warehouse Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C 000165921 [Member] | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C 000165921 [Member] | Kilroy Realty Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C 000165921 [Member] | Invitation Homes Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C 000165921 [Member] | Essex Property Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C 000165921 [Member] | V I C I Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C 000165921 [Member] | Park Hotelsamp Resorts Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C 000165921 [Member] | Kite Realty Group Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C 000165921 [Member] | Alexandria Real Estate Equities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C 000165921 [Member] | Kimco Realty Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C 000165921 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C 000165921 [Member] | Healthcare Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C 000165923 [Member] | Custom Basket Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	(54.70%)
C 000165923 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C 000165923 [Member] | R E I Ts Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C 000165923 [Member] | R E I Ts Apartments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C 000165923 [Member] | R E I Ts Office Property [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C 000165923 [Member] | R E I Ts Hotels [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C 000165923 [Member] | R E I Ts Shopping Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C 000165923 [Member] | R E I Ts Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C 000165923 [Member] | R E I Ts Warehouse Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C 000165923 [Member] | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C 000165923 [Member] | Kilroy Realty Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C 000165923 [Member] | Invitation Homes Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C 000165923 [Member] | Essex Property Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C 000165923 [Member] | V I C I Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C 000165923 [Member] | Park Hotelsamp Resorts Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C 000165923 [Member] | Kite Realty Group Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C 000165923 [Member] | Alexandria Real Estate Equities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C 000165923 [Member] | Kimco Realty Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C 000165923 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C 000165923 [Member] | Healthcare Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C 000165922 [Member] | Custom Basket Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	(54.70%)
C 000165922 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C 000165922 [Member] | R E I Ts Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C 000165922 [Member] | R E I Ts Apartments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C 000165922 [Member] | R E I Ts Office Property [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C 000165922 [Member] | R E I Ts Hotels [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C 000165922 [Member] | R E I Ts Shopping Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C 000165922 [Member] | R E I Ts Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C 000165922 [Member] | R E I Ts Warehouse Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C 000165922 [Member] | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C 000165922 [Member] | Kilroy Realty Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C 000165922 [Member] | Invitation Homes Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C 000165922 [Member] | Essex Property Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C 000165922 [Member] | V I C I Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C 000165922 [Member] | Park Hotelsamp Resorts Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C 000165922 [Member] | Kite Realty Group Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C 000165922 [Member] | Alexandria Real Estate Equities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C 000165922 [Member] | Kimco Realty Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C 000165922 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C 000165922 [Member] | Healthcare Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C 000138554 [Member] | Custom Basket Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C 000138554 [Member] | Custom Basket Swap Agreements Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.60%)
C 000138554 [Member] | R E I Ts Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C 000138554 [Member] | R E I Ts Apartments [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C 000138554 [Member] | R E I Ts Office Property [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C 000138554 [Member] | R E I Ts Hotels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C 000138554 [Member] | R E I Ts Shopping Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C 000138554 [Member] | R E I Ts Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C 000138554 [Member] | R E I Ts Warehouse Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C 000138554 [Member] | R E I Ts Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C 000138554 [Member] | R E I Ts Regional Malls [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C 000138554 [Member] | R E I Ts Single Tenant [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C 000138554 [Member] | R E I Ts Manufactured Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C 000138554 [Member] | Exchange Traded Funds Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C 000138554 [Member] | R E I Ts Manufactured Homes Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C 000138554 [Member] | R E I Ts Storage Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C 000138554 [Member] | R E I Ts Regional Malls Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C 000138554 [Member] | R E I Ts Health Care Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C 000138554 [Member] | R E I Ts Warehouse Industries Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C 000138554 [Member] | R E I Ts Diversified Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C 000138554 [Member] | R E I Ts Shopping Centers Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C 000138554 [Member] | R E I Ts Hotels Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C 000138554 [Member] | R E I Ts Single Tenant Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C 000138554 [Member] | R E I Ts Apartments Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C 000138554 [Member] | R E I Ts Office Property Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C 000138554 [Member] | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C 000138554 [Member] | Invitation Homes Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C 000138554 [Member] | V I C I Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C 000138554 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C 000138554 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C 000138554 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C 000138554 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C 000138554 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C 000138554 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C 000138554 [Member] | Realty Income Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C 000138554 [Member] | Extra Space Storage Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C 000138555 [Member] | Custom Basket Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C 000138555 [Member] | Custom Basket Swap Agreements Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.60%)
C 000138555 [Member] | R E I Ts Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C 000138555 [Member] | R E I Ts Apartments [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C 000138555 [Member] | R E I Ts Office Property [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C 000138555 [Member] | R E I Ts Hotels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C 000138555 [Member] | R E I Ts Shopping Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C 000138555 [Member] | R E I Ts Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C 000138555 [Member] | R E I Ts Warehouse Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C 000138555 [Member] | R E I Ts Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C 000138555 [Member] | R E I Ts Regional Malls [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C 000138555 [Member] | R E I Ts Single Tenant [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C 000138555 [Member] | R E I Ts Manufactured Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C 000138555 [Member] | Exchange Traded Funds Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C 000138555 [Member] | R E I Ts Manufactured Homes Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C 000138555 [Member] | R E I Ts Storage Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C 000138555 [Member] | R E I Ts Regional Malls Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C 000138555 [Member] | R E I Ts Health Care Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C 000138555 [Member] | R E I Ts Warehouse Industries Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C 000138555 [Member] | R E I Ts Diversified Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C 000138555 [Member] | R E I Ts Shopping Centers Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C 000138555 [Member] | R E I Ts Hotels Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C 000138555 [Member] | R E I Ts Single Tenant Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C 000138555 [Member] | R E I Ts Apartments Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C 000138555 [Member] | R E I Ts Office Property Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C 000138555 [Member] | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C 000138555 [Member] | Invitation Homes Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C 000138555 [Member] | V I C I Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C 000138555 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C 000138555 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C 000138555 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C 000138555 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C 000138555 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C 000138555 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C 000138555 [Member] | Realty Income Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C 000138555 [Member] | Extra Space Storage Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C 000155974 [Member] | Custom Basket Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C 000155974 [Member] | Custom Basket Swap Agreements Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.60%)
C 000155974 [Member] | R E I Ts Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C 000155974 [Member] | R E I Ts Apartments [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C 000155974 [Member] | R E I Ts Office Property [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C 000155974 [Member] | R E I Ts Hotels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C 000155974 [Member] | R E I Ts Shopping Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C 000155974 [Member] | R E I Ts Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C 000155974 [Member] | R E I Ts Warehouse Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C 000155974 [Member] | R E I Ts Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C 000155974 [Member] | R E I Ts Regional Malls [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C 000155974 [Member] | R E I Ts Single Tenant [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C 000155974 [Member] | R E I Ts Manufactured Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C 000155974 [Member] | Exchange Traded Funds Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C 000155974 [Member] | R E I Ts Manufactured Homes Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C 000155974 [Member] | R E I Ts Storage Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C 000155974 [Member] | R E I Ts Regional Malls Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C 000155974 [Member] | R E I Ts Health Care Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C 000155974 [Member] | R E I Ts Warehouse Industries Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C 000155974 [Member] | R E I Ts Diversified Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C 000155974 [Member] | R E I Ts Shopping Centers Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C 000155974 [Member] | R E I Ts Hotels Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C 000155974 [Member] | R E I Ts Single Tenant Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C 000155974 [Member] | R E I Ts Apartments Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C 000155974 [Member] | R E I Ts Office Property Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C 000155974 [Member] | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C 000155974 [Member] | Invitation Homes Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C 000155974 [Member] | V I C I Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C 000155974 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C 000155974 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C 000155974 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C 000155974 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C 000155974 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C 000155974 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C 000155974 [Member] | Realty Income Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C 000155974 [Member] | Extra Space Storage Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C 000138556 [Member] | Custom Basket Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C 000138556 [Member] | Custom Basket Swap Agreements Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.60%)
C 000138556 [Member] | R E I Ts Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C 000138556 [Member] | R E I Ts Apartments [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C 000138556 [Member] | R E I Ts Office Property [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C 000138556 [Member] | R E I Ts Hotels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C 000138556 [Member] | R E I Ts Shopping Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C 000138556 [Member] | R E I Ts Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C 000138556 [Member] | R E I Ts Warehouse Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C 000138556 [Member] | R E I Ts Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C 000138556 [Member] | R E I Ts Regional Malls [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C 000138556 [Member] | R E I Ts Single Tenant [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C 000138556 [Member] | R E I Ts Manufactured Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C 000138556 [Member] | Exchange Traded Funds Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C 000138556 [Member] | R E I Ts Manufactured Homes Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C 000138556 [Member] | R E I Ts Storage Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C 000138556 [Member] | R E I Ts Regional Malls Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C 000138556 [Member] | R E I Ts Health Care Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C 000138556 [Member] | R E I Ts Warehouse Industries Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C 000138556 [Member] | R E I Ts Diversified Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C 000138556 [Member] | R E I Ts Shopping Centers Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C 000138556 [Member] | R E I Ts Hotels Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C 000138556 [Member] | R E I Ts Single Tenant Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C 000138556 [Member] | R E I Ts Apartments Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C 000138556 [Member] | R E I Ts Office Property Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C 000138556 [Member] | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C 000138556 [Member] | Invitation Homes Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C 000138556 [Member] | V I C I Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C 000138556 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C 000138556 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C 000138556 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C 000138556 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C 000138556 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C 000138556 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C 000138556 [Member] | Realty Income Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C 000138556 [Member] | Extra Space Storage Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C 000023970 [Member] | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C 000023970 [Member] | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C 000023970 [Member] | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C 000023970 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C 000023970 [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C 000023970 [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C 000023970 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C 000023970 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C 000023970 [Member] | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C 000023970 [Member] | O G E Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C 000023970 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C 000023970 [Member] | Jefferies Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C 000023970 [Member] | Ingredion Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C 000023970 [Member] | Evergy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C 000023970 [Member] | Unum Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C 000023970 [Member] | Teledyne Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C 000023970 [Member] | Stifel Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C 000023970 [Member] | Teradyne Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C 000023970 [Member] | Encompass Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C 000023972 [Member] | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C 000023972 [Member] | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C 000023972 [Member] | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C 000023972 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C 000023972 [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C 000023972 [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C 000023972 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C 000023972 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C 000023972 [Member] | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C 000023972 [Member] | O G E Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C 000023972 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C 000023972 [Member] | Jefferies Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C 000023972 [Member] | Ingredion Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C 000023972 [Member] | Evergy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C 000023972 [Member] | Unum Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C 000023972 [Member] | Teledyne Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C 000023972 [Member] | Stifel Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C 000023972 [Member] | Teradyne Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C 000023972 [Member] | Encompass Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C 000215565 [Member] | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C 000215565 [Member] | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C 000215565 [Member] | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C 000215565 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C 000215565 [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C 000215565 [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C 000215565 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C 000215565 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C 000215565 [Member] | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C 000215565 [Member] | O G E Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C 000215565 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C 000215565 [Member] | Jefferies Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C 000215565 [Member] | Ingredion Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C 000215565 [Member] | Evergy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C 000215565 [Member] | Unum Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C 000215565 [Member] | Teledyne Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C 000215565 [Member] | Stifel Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C 000215565 [Member] | Teradyne Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C 000215565 [Member] | Encompass Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C 000023958 [Member] | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C 000023958 [Member] | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C 000023958 [Member] | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C 000023958 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C 000023958 [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C 000023958 [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C 000023958 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C 000023958 [Member] | Samp P 500 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.80%
C 000023958 [Member] | Samp P 500 Index Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C 000023958 [Member] | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.60%
C 000023958 [Member] | Guggenheim Strategy Fund I I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C 000023958 [Member] | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C 000023958 [Member] | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C 000023958 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C 000023958 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C 000023958 [Member] | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C 000023958 [Member] | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C 000023958 [Member] | Alphabet Inc 8212 Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C 000023958 [Member] | Johnsonamp Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C 000023958 [Member] | Abb Vie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C 000023960 [Member] | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C 000023960 [Member] | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C 000023960 [Member] | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C 000023960 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C 000023960 [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C 000023960 [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C 000023960 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C 000023960 [Member] | Samp P 500 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.80%
C 000023960 [Member] | Samp P 500 Index Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C 000023960 [Member] | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.60%
C 000023960 [Member] | Guggenheim Strategy Fund I I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C 000023960 [Member] | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C 000023960 [Member] | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C 000023960 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C 000023960 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C 000023960 [Member] | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C 000023960 [Member] | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C 000023960 [Member] | Alphabet Inc 8212 Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C 000023960 [Member] | Johnsonamp Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C 000023960 [Member] | Abb Vie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C 000155959 [Member] | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C 000155959 [Member] | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C 000155959 [Member] | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C 000155959 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C 000155959 [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C 000155959 [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C 000155959 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C 000155959 [Member] | Samp P 500 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.80%
C 000155959 [Member] | Samp P 500 Index Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C 000155959 [Member] | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.60%
C 000155959 [Member] | Guggenheim Strategy Fund I I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C 000155959 [Member] | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C 000155959 [Member] | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C 000155959 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C 000155959 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C 000155959 [Member] | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C 000155959 [Member] | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C 000155959 [Member] | Alphabet Inc 8212 Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C 000155959 [Member] | Johnsonamp Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C 000155959 [Member] | Abb Vie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C 000110205 [Member] | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C 000110205 [Member] | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C 000110205 [Member] | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C 000110205 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C 000110205 [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C 000110205 [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C 000110205 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C 000110205 [Member] | Samp P 500 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.80%
C 000110205 [Member] | Samp P 500 Index Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C 000110205 [Member] | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.60%
C 000110205 [Member] | Guggenheim Strategy Fund I I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C 000110205 [Member] | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C 000110205 [Member] | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C 000110205 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C 000110205 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C 000110205 [Member] | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C 000110205 [Member] | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C 000110205 [Member] | Alphabet Inc 8212 Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C 000110205 [Member] | Johnsonamp Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C 000110205 [Member] | Abb Vie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C 000136534 [Member] | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C 000136534 [Member] | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C 000136534 [Member] | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C 000136534 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C 000136534 [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C 000136534 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C 000136534 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C 000136534 [Member] | Russell Midcap Growth Index Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.00%
C 000136534 [Member] | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.70%
C 000136534 [Member] | Guggenheim Strategy Fund I I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C 000136534 [Member] | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C 000136534 [Member] | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C 000136534 [Member] | Carlisle Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C 000136534 [Member] | E M C O R Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C 000136534 [Member] | Lennox International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C 000136534 [Member] | Owens Corning [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C 000136534 [Member] | Toll Brothers Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C 000136534 [Member] | Williams Sonoma Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C 000136534 [Member] | Advanced Drainage Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C 000136536 [Member] | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C 000136536 [Member] | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C 000136536 [Member] | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C 000136536 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C 000136536 [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C 000136536 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C 000136536 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C 000136536 [Member] | Russell Midcap Growth Index Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.00%
C 000136536 [Member] | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.70%
C 000136536 [Member] | Guggenheim Strategy Fund I I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C 000136536 [Member] | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C 000136536 [Member] | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C 000136536 [Member] | Carlisle Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C 000136536 [Member] | E M C O R Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C 000136536 [Member] | Lennox International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C 000136536 [Member] | Owens Corning [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C 000136536 [Member] | Toll Brothers Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C 000136536 [Member] | Williams Sonoma Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C 000136536 [Member] | Advanced Drainage Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C 000155973 [Member] | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C 000155973 [Member] | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C 000155973 [Member] | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C 000155973 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C 000155973 [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C 000155973 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C 000155973 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C 000155973 [Member] | Russell Midcap Growth Index Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.00%
C 000155973 [Member] | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.70%
C 000155973 [Member] | Guggenheim Strategy Fund I I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C 000155973 [Member] | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C 000155973 [Member] | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C 000155973 [Member] | Carlisle Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C 000155973 [Member] | E M C O R Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C 000155973 [Member] | Lennox International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C 000155973 [Member] | Owens Corning [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C 000155973 [Member] | Toll Brothers Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C 000155973 [Member] | Williams Sonoma Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C 000155973 [Member] | Advanced Drainage Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C 000136537 [Member] | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C 000136537 [Member] | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C 000136537 [Member] | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C 000136537 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C 000136537 [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C 000136537 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C 000136537 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C 000136537 [Member] | Russell Midcap Growth Index Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.00%
C 000136537 [Member] | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.70%
C 000136537 [Member] | Guggenheim Strategy Fund I I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C 000136537 [Member] | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C 000136537 [Member] | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C 000136537 [Member] | Carlisle Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C 000136537 [Member] | E M C O R Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C 000136537 [Member] | Lennox International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C 000136537 [Member] | Owens Corning [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C 000136537 [Member] | Toll Brothers Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C 000136537 [Member] | Williams Sonoma Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C 000136537 [Member] | Advanced Drainage Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C 000023964 [Member] | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C 000023964 [Member] | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C 000023964 [Member] | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C 000023964 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C 000023964 [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C 000023964 [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C 000023964 [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C 000023964 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C 000023964 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	67.80%
C 000023964 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C 000023964 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C 000023964 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C 000023964 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C 000023964 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C 000023964 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C 000023964 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C 000023964 [Member] | Strong Total Investmentsstrong [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000023964 [Member] | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C 000023964 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C 000023964 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C 000023964 [Member] | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C 000023964 [Member] | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C 000023964 [Member] | Alphabet Inc 8212 Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C 000023964 [Member] | Johnsonamp Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C 000023964 [Member] | I Shares M S C I E A F E E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C 000023964 [Member] | S P D R Samp P 500 E T F Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C 000023964 [Member] | Home Depot Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C 000023964 [Member] | Novo Nordisk A S 8212 Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C 000023966 [Member] | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C 000023966 [Member] | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C 000023966 [Member] | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C 000023966 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C 000023966 [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C 000023966 [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C 000023966 [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C 000023966 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C 000023966 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	67.80%
C 000023966 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C 000023966 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C 000023966 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C 000023966 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C 000023966 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C 000023966 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C 000023966 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C 000023966 [Member] | Strong Total Investmentsstrong [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000023966 [Member] | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C 000023966 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C 000023966 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C 000023966 [Member] | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C 000023966 [Member] | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C 000023966 [Member] | Alphabet Inc 8212 Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C 000023966 [Member] | Johnsonamp Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C 000023966 [Member] | I Shares M S C I E A F E E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C 000023966 [Member] | S P D R Samp P 500 E T F Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C 000023966 [Member] | Home Depot Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C 000023966 [Member] | Novo Nordisk A S 8212 Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C 000155961 [Member] | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C 000155961 [Member] | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C 000155961 [Member] | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C 000155961 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C 000155961 [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C 000155961 [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C 000155961 [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C 000155961 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C 000155961 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	67.80%
C 000155961 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C 000155961 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C 000155961 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C 000155961 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C 000155961 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C 000155961 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C 000155961 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C 000155961 [Member] | Strong Total Investmentsstrong [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000155961 [Member] | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C 000155961 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C 000155961 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C 000155961 [Member] | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C 000155961 [Member] | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C 000155961 [Member] | Alphabet Inc 8212 Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C 000155961 [Member] | Johnsonamp Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C 000155961 [Member] | I Shares M S C I E A F E E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C 000155961 [Member] | S P D R Samp P 500 E T F Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C 000155961 [Member] | Home Depot Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C 000155961 [Member] | Novo Nordisk A S 8212 Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C 000100456 [Member] | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C 000100456 [Member] | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C 000100456 [Member] | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C 000100456 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C 000100456 [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C 000100456 [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C 000100456 [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C 000100456 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C 000100456 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	67.80%
C 000100456 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C 000100456 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C 000100456 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C 000100456 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C 000100456 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C 000100456 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C 000100456 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C 000100456 [Member] | Strong Total Investmentsstrong [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000100456 [Member] | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C 000100456 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C 000100456 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C 000100456 [Member] | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C 000100456 [Member] | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C 000100456 [Member] | Alphabet Inc 8212 Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C 000100456 [Member] | Johnsonamp Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C 000100456 [Member] | I Shares M S C I E A F E E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C 000100456 [Member] | S P D R Samp P 500 E T F Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C 000100456 [Member] | Home Depot Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C 000100456 [Member] | Novo Nordisk A S 8212 Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | A A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | B B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | N Rsup 3sup [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | Other Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.10%
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | Navigator Aviation Ltd 540 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | Cerberus Loan Funding X L V I I I L L C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | P R P M L L C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | Golub Capital Partners C L O 36 M Ltd 680 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | Five Guys Holdings Inc 755 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | S E R V P R O Master Issuer L L C 617 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | Mill City Mortgage Loan Trust 250 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | A B P C I Direct Lending Fund C L O V Ltd 748 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | Owl Rock C L O X I I I L L C 736 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | Owl Rock C L O X L L C 773 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | A A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | B B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | N Rsup 3sup [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | Other Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.40%
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.50%
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | Navigator Aviation Ltd 540 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | Five Guys Holdings Inc 755 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | S E R V P R O Master Issuer L L C 617 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | Mill City Mortgage Loan Trust 250 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | A B P C I Direct Lending Fund C L O V Ltd 748 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | Owl Rock C L O X I I I L L C 736 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | Owl Rock C L O X L L C 773 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | Fortress Credit Opportunities X I C L O Ltd 686 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | F I G R E Trust 506 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | B R A V O 566 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Guggenheim Core Bond Fund | A-Class | A A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.40%
Guggenheim Core Bond Fund | A-Class | A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Guggenheim Core Bond Fund | A-Class | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Guggenheim Core Bond Fund | A-Class | B B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Guggenheim Core Bond Fund | A-Class | B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Core Bond Fund | A-Class | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim Core Bond Fund | A-Class | N Rsup 3sup [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Guggenheim Core Bond Fund | A-Class | Other Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Guggenheim Core Bond Fund | A-Class | C C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Core Bond Fund | A-Class | C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Core Bond Fund | A-Class | C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Core Bond Fund | A-Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Guggenheim Core Bond Fund | A-Class | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Guggenheim Core Bond Fund | A-Class | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
Guggenheim Core Bond Fund | A-Class | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Guggenheim Core Bond Fund | A-Class | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Core Bond Fund | A-Class | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Guggenheim Core Bond Fund | A-Class | Interest Rate Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%
Guggenheim Core Bond Fund | A-Class | U S Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Guggenheim Core Bond Fund | A-Class | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Guggenheim Core Bond Fund | A-Class | Federal Agency Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Core Bond Fund | A-Class | Credit Default Swaps Agreements Protection Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
Guggenheim Core Bond Fund | A-Class | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
Guggenheim Core Bond Fund | A-Class | U S Treasury Notes 413 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Guggenheim Core Bond Fund | A-Class | U S Treasury Notes 463 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Guggenheim Core Bond Fund | A-Class | U S Treasury Notes 375 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Guggenheim Core Bond Fund | A-Class | U S Treasury Bondsdue 051551 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Guggenheim Core Bond Fund | A-Class | Uniform M B S 30 Yeardue 120124 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Guggenheim Core Bond Fund | A-Class | U S Treasury Notes 338 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Guggenheim Core Bond Fund | A-Class | Uniform M B S 30 Yeardue 1201242 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Guggenheim Core Bond Fund | A-Class | Uniform M B S 30 Yeardue 010125 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Guggenheim Core Bond Fund | A-Class | G N M A I I 30 Year T B Adue 102124 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Guggenheim Core Bond Fund | A-Class | Fannie Mae 550due 050153 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Guggenheim Core Bond Fund | C-Class | A A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.40%
Guggenheim Core Bond Fund | C-Class | A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Guggenheim Core Bond Fund | C-Class | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Guggenheim Core Bond Fund | C-Class | B B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Guggenheim Core Bond Fund | C-Class | B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Core Bond Fund | C-Class | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim Core Bond Fund | C-Class | N Rsup 3sup [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Guggenheim Core Bond Fund | C-Class | Other Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Guggenheim Core Bond Fund | C-Class | C C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Core Bond Fund | C-Class | C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Core Bond Fund | C-Class | C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Core Bond Fund | C-Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Guggenheim Core Bond Fund | C-Class | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Guggenheim Core Bond Fund | C-Class | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
Guggenheim Core Bond Fund | C-Class | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Guggenheim Core Bond Fund | C-Class | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Core Bond Fund | C-Class | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Guggenheim Core Bond Fund | C-Class | Interest Rate Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%
Guggenheim Core Bond Fund | C-Class | U S Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Guggenheim Core Bond Fund | C-Class | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Guggenheim Core Bond Fund | C-Class | Federal Agency Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Core Bond Fund | C-Class | Credit Default Swaps Agreements Protection Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
Guggenheim Core Bond Fund | C-Class | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
Guggenheim Core Bond Fund | C-Class | U S Treasury Notes 413 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Guggenheim Core Bond Fund | C-Class | U S Treasury Notes 463 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Guggenheim Core Bond Fund | C-Class | U S Treasury Notes 375 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Guggenheim Core Bond Fund | C-Class | U S Treasury Bondsdue 051551 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Guggenheim Core Bond Fund | C-Class | Uniform M B S 30 Yeardue 120124 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Guggenheim Core Bond Fund | C-Class | U S Treasury Notes 338 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Guggenheim Core Bond Fund | C-Class | Uniform M B S 30 Yeardue 1201242 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Guggenheim Core Bond Fund | C-Class | Uniform M B S 30 Yeardue 010125 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Guggenheim Core Bond Fund | C-Class | G N M A I I 30 Year T B Adue 102124 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Guggenheim Core Bond Fund | C-Class | Fannie Mae 550due 050153 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Guggenheim Core Bond Fund | P | A A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.40%
Guggenheim Core Bond Fund | P | A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Guggenheim Core Bond Fund | P | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Guggenheim Core Bond Fund | P | B B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Guggenheim Core Bond Fund | P | B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Core Bond Fund | P | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim Core Bond Fund | P | N Rsup 3sup [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Guggenheim Core Bond Fund | P | Other Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Guggenheim Core Bond Fund | P | C C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Core Bond Fund | P | C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Core Bond Fund | P | C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Core Bond Fund | P | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Guggenheim Core Bond Fund | P | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Guggenheim Core Bond Fund | P | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
Guggenheim Core Bond Fund | P | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Guggenheim Core Bond Fund | P | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Core Bond Fund | P | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Guggenheim Core Bond Fund | P | Interest Rate Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%
Guggenheim Core Bond Fund | P | U S Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Guggenheim Core Bond Fund | P | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Guggenheim Core Bond Fund | P | Federal Agency Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Core Bond Fund | P | Credit Default Swaps Agreements Protection Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
Guggenheim Core Bond Fund | P | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
Guggenheim Core Bond Fund | P | U S Treasury Notes 413 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Guggenheim Core Bond Fund | P | U S Treasury Notes 463 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Guggenheim Core Bond Fund | P | U S Treasury Notes 375 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Guggenheim Core Bond Fund | P | U S Treasury Bondsdue 051551 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Guggenheim Core Bond Fund | P | Uniform M B S 30 Yeardue 120124 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Guggenheim Core Bond Fund | P | U S Treasury Notes 338 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Guggenheim Core Bond Fund | P | Uniform M B S 30 Yeardue 1201242 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Guggenheim Core Bond Fund | P | Uniform M B S 30 Yeardue 010125 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Guggenheim Core Bond Fund | P | G N M A I I 30 Year T B Adue 102124 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Guggenheim Core Bond Fund | P | Fannie Mae 550due 050153 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Guggenheim Core Bond Fund | Institutional Class | A A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.40%
Guggenheim Core Bond Fund | Institutional Class | A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Guggenheim Core Bond Fund | Institutional Class | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Guggenheim Core Bond Fund | Institutional Class | B B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Guggenheim Core Bond Fund | Institutional Class | B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Core Bond Fund | Institutional Class | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim Core Bond Fund | Institutional Class | N Rsup 3sup [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Guggenheim Core Bond Fund | Institutional Class | Other Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Guggenheim Core Bond Fund | Institutional Class | C C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Core Bond Fund | Institutional Class | C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Core Bond Fund | Institutional Class | C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Core Bond Fund | Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Guggenheim Core Bond Fund | Institutional Class | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Guggenheim Core Bond Fund | Institutional Class | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
Guggenheim Core Bond Fund | Institutional Class | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Guggenheim Core Bond Fund | Institutional Class | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Core Bond Fund | Institutional Class | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Guggenheim Core Bond Fund | Institutional Class | Interest Rate Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%
Guggenheim Core Bond Fund | Institutional Class | U S Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Guggenheim Core Bond Fund | Institutional Class | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Guggenheim Core Bond Fund | Institutional Class | Federal Agency Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Core Bond Fund | Institutional Class | Credit Default Swaps Agreements Protection Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
Guggenheim Core Bond Fund | Institutional Class | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
Guggenheim Core Bond Fund | Institutional Class | U S Treasury Notes 413 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Guggenheim Core Bond Fund | Institutional Class | U S Treasury Notes 463 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Guggenheim Core Bond Fund | Institutional Class | U S Treasury Notes 375 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Guggenheim Core Bond Fund | Institutional Class | U S Treasury Bondsdue 051551 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Guggenheim Core Bond Fund | Institutional Class | Uniform M B S 30 Yeardue 120124 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Guggenheim Core Bond Fund | Institutional Class | U S Treasury Notes 338 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Guggenheim Core Bond Fund | Institutional Class | Uniform M B S 30 Yeardue 1201242 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Guggenheim Core Bond Fund | Institutional Class | Uniform M B S 30 Yeardue 010125 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Guggenheim Core Bond Fund | Institutional Class | G N M A I I 30 Year T B Adue 102124 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Guggenheim Core Bond Fund | Institutional Class | Fannie Mae 550due 050153 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Guggenheim Floating Rate Strategies Fund | A-Class | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Guggenheim Floating Rate Strategies Fund | A-Class | B B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Guggenheim Floating Rate Strategies Fund | A-Class | B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%
Guggenheim Floating Rate Strategies Fund | A-Class | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.70%
Guggenheim Floating Rate Strategies Fund | A-Class | N Rsup 3sup [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Guggenheim Floating Rate Strategies Fund | A-Class | Other Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Guggenheim Floating Rate Strategies Fund | A-Class | C C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Guggenheim Floating Rate Strategies Fund | A-Class | C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Guggenheim Floating Rate Strategies Fund | A-Class | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Floating Rate Strategies Fund | A-Class | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Floating Rate Strategies Fund | A-Class | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Guggenheim Floating Rate Strategies Fund | A-Class | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.70%
Guggenheim Floating Rate Strategies Fund | A-Class | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Guggenheim Floating Rate Strategies Fund | A-Class | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Guggenheim Floating Rate Strategies Fund | A-Class | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Guggenheim Floating Rate Strategies Fund | A-Class | S P D R Blackstone Senior Loan E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Guggenheim Floating Rate Strategies Fund | A-Class | Arcline F M Holdings L L C 965 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Floating Rate Strategies Fund | A-Class | American Bath Group L L C 870 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Floating Rate Strategies Fund | A-Class | Core Logic Inc 846 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Floating Rate Strategies Fund | A-Class | C T E C I I I Gmb H 701 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Floating Rate Strategies Fund | A-Class | Pelican Products Inc 912 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Floating Rate Strategies Fund | A-Class | Virgin Media Bristol L L C 771 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Floating Rate Strategies Fund | A-Class | Hayward Industries Inc 746 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Floating Rate Strategies Fund | A-Class | V C G B Holdings I Corp 837 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Floating Rate Strategies Fund | A-Class | Medical Solutions Parent Holdings Inc 885 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Guggenheim Floating Rate Strategies Fund | Class C | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Guggenheim Floating Rate Strategies Fund | Class C | B B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Guggenheim Floating Rate Strategies Fund | Class C | B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%
Guggenheim Floating Rate Strategies Fund | Class C | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.70%
Guggenheim Floating Rate Strategies Fund | Class C | N Rsup 3sup [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Guggenheim Floating Rate Strategies Fund | Class C | Other Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Guggenheim Floating Rate Strategies Fund | Class C | C C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Guggenheim Floating Rate Strategies Fund | Class C | C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Guggenheim Floating Rate Strategies Fund | Class C | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Floating Rate Strategies Fund | Class C | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Floating Rate Strategies Fund | Class C | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Guggenheim Floating Rate Strategies Fund | Class C | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.70%
Guggenheim Floating Rate Strategies Fund | Class C | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Guggenheim Floating Rate Strategies Fund | Class C | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Guggenheim Floating Rate Strategies Fund | Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Guggenheim Floating Rate Strategies Fund | Class C | S P D R Blackstone Senior Loan E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Guggenheim Floating Rate Strategies Fund | Class C | Arcline F M Holdings L L C 965 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Floating Rate Strategies Fund | Class C | American Bath Group L L C 870 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Floating Rate Strategies Fund | Class C | Core Logic Inc 846 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Floating Rate Strategies Fund | Class C | C T E C I I I Gmb H 701 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Floating Rate Strategies Fund | Class C | Pelican Products Inc 912 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Floating Rate Strategies Fund | Class C | Virgin Media Bristol L L C 771 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Floating Rate Strategies Fund | Class C | Hayward Industries Inc 746 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Floating Rate Strategies Fund | Class C | V C G B Holdings I Corp 837 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Floating Rate Strategies Fund | Class C | Medical Solutions Parent Holdings Inc 885 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Guggenheim Floating Rate Strategies Fund | Class P | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Guggenheim Floating Rate Strategies Fund | Class P | B B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Guggenheim Floating Rate Strategies Fund | Class P | B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%
Guggenheim Floating Rate Strategies Fund | Class P | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.70%
Guggenheim Floating Rate Strategies Fund | Class P | N Rsup 3sup [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Guggenheim Floating Rate Strategies Fund | Class P | Other Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Guggenheim Floating Rate Strategies Fund | Class P | C C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Guggenheim Floating Rate Strategies Fund | Class P | C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Guggenheim Floating Rate Strategies Fund | Class P | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Floating Rate Strategies Fund | Class P | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Floating Rate Strategies Fund | Class P | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Guggenheim Floating Rate Strategies Fund | Class P | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.70%
Guggenheim Floating Rate Strategies Fund | Class P | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Guggenheim Floating Rate Strategies Fund | Class P | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Guggenheim Floating Rate Strategies Fund | Class P | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Guggenheim Floating Rate Strategies Fund | Class P | S P D R Blackstone Senior Loan E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Guggenheim Floating Rate Strategies Fund | Class P | Arcline F M Holdings L L C 965 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Floating Rate Strategies Fund | Class P | American Bath Group L L C 870 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Floating Rate Strategies Fund | Class P | Core Logic Inc 846 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Floating Rate Strategies Fund | Class P | C T E C I I I Gmb H 701 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Floating Rate Strategies Fund | Class P | Pelican Products Inc 912 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Floating Rate Strategies Fund | Class P | Virgin Media Bristol L L C 771 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Floating Rate Strategies Fund | Class P | Hayward Industries Inc 746 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Floating Rate Strategies Fund | Class P | V C G B Holdings I Corp 837 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Floating Rate Strategies Fund | Class P | Medical Solutions Parent Holdings Inc 885 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Guggenheim Floating Rate Strategies Fund | Institutional Class | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Guggenheim Floating Rate Strategies Fund | Institutional Class | B B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Guggenheim Floating Rate Strategies Fund | Institutional Class | B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%
Guggenheim Floating Rate Strategies Fund | Institutional Class | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.70%
Guggenheim Floating Rate Strategies Fund | Institutional Class | N Rsup 3sup [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Guggenheim Floating Rate Strategies Fund | Institutional Class | Other Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Guggenheim Floating Rate Strategies Fund | Institutional Class | C C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Guggenheim Floating Rate Strategies Fund | Institutional Class | C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Guggenheim Floating Rate Strategies Fund | Institutional Class | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Floating Rate Strategies Fund | Institutional Class | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Floating Rate Strategies Fund | Institutional Class | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Guggenheim Floating Rate Strategies Fund | Institutional Class | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.70%
Guggenheim Floating Rate Strategies Fund | Institutional Class | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Guggenheim Floating Rate Strategies Fund | Institutional Class | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Guggenheim Floating Rate Strategies Fund | Institutional Class | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Guggenheim Floating Rate Strategies Fund | Institutional Class | S P D R Blackstone Senior Loan E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Guggenheim Floating Rate Strategies Fund | Institutional Class | Arcline F M Holdings L L C 965 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Floating Rate Strategies Fund | Institutional Class | American Bath Group L L C 870 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Floating Rate Strategies Fund | Institutional Class | Core Logic Inc 846 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Floating Rate Strategies Fund | Institutional Class | C T E C I I I Gmb H 701 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Floating Rate Strategies Fund | Institutional Class | Pelican Products Inc 912 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Floating Rate Strategies Fund | Institutional Class | Virgin Media Bristol L L C 771 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Floating Rate Strategies Fund | Institutional Class | Hayward Industries Inc 746 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Floating Rate Strategies Fund | Institutional Class | V C G B Holdings I Corp 837 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Floating Rate Strategies Fund | Institutional Class | Medical Solutions Parent Holdings Inc 885 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Guggenheim Floating Rate Strategies Fund | Class R6 | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Guggenheim Floating Rate Strategies Fund | Class R6 | B B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Guggenheim Floating Rate Strategies Fund | Class R6 | B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%
Guggenheim Floating Rate Strategies Fund | Class R6 | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.70%
Guggenheim Floating Rate Strategies Fund | Class R6 | N Rsup 3sup [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Guggenheim Floating Rate Strategies Fund | Class R6 | Other Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Guggenheim Floating Rate Strategies Fund | Class R6 | C C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Guggenheim Floating Rate Strategies Fund | Class R6 | C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Guggenheim Floating Rate Strategies Fund | Class R6 | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Floating Rate Strategies Fund | Class R6 | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Floating Rate Strategies Fund | Class R6 | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Guggenheim Floating Rate Strategies Fund | Class R6 | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.70%
Guggenheim Floating Rate Strategies Fund | Class R6 | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Guggenheim Floating Rate Strategies Fund | Class R6 | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Guggenheim Floating Rate Strategies Fund | Class R6 | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Guggenheim Floating Rate Strategies Fund | Class R6 | S P D R Blackstone Senior Loan E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Guggenheim Floating Rate Strategies Fund | Class R6 | Arcline F M Holdings L L C 965 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Floating Rate Strategies Fund | Class R6 | American Bath Group L L C 870 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Floating Rate Strategies Fund | Class R6 | Core Logic Inc 846 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Floating Rate Strategies Fund | Class R6 | C T E C I I I Gmb H 701 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Floating Rate Strategies Fund | Class R6 | Pelican Products Inc 912 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Floating Rate Strategies Fund | Class R6 | Virgin Media Bristol L L C 771 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Floating Rate Strategies Fund | Class R6 | Hayward Industries Inc 746 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Floating Rate Strategies Fund | Class R6 | V C G B Holdings I Corp 837 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Floating Rate Strategies Fund | Class R6 | Medical Solutions Parent Holdings Inc 885 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Guggenheim High Yield Fund | Class A | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Guggenheim High Yield Fund | Class A | B B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Guggenheim High Yield Fund | Class A | B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.20%
Guggenheim High Yield Fund | Class A | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.70%
Guggenheim High Yield Fund | Class A | N Rsup 3sup [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Guggenheim High Yield Fund | Class A | Other Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Guggenheim High Yield Fund | Class A | C C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Guggenheim High Yield Fund | Class A | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Guggenheim High Yield Fund | Class A | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.30%
Guggenheim High Yield Fund | Class A | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Guggenheim High Yield Fund | Class A | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Guggenheim High Yield Fund | Class A | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Guggenheim High Yield Fund | Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Guggenheim High Yield Fund | Class A | Terraform Global Operating L P 613 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim High Yield Fund | Class A | C C O Holdings L L C C C O Holdings Capital Corp 450 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim High Yield Fund | Class A | Trinity Industries Inc 775 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim High Yield Fund | Class A | I T T Holdings L L C 650 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim High Yield Fund | Class A | C P I C G Inc 1000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim High Yield Fund | Class A | Graf Tech Finance Inc 463 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim High Yield Fund | Class A | Enviri Corp 575 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim High Yield Fund | Class A | C Damp R Smokey Buyer Inc 675 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Guggenheim High Yield Fund | Class A | Focus Financial Partners L L C 675 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Guggenheim High Yield Fund | Class A | Trans Montaigne Partners Limited Partnership T L P Finance Corp 613 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Guggenheim High Yield Fund | Class C | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Guggenheim High Yield Fund | Class C | B B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Guggenheim High Yield Fund | Class C | B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.20%
Guggenheim High Yield Fund | Class C | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.70%
Guggenheim High Yield Fund | Class C | N Rsup 3sup [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Guggenheim High Yield Fund | Class C | Other Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Guggenheim High Yield Fund | Class C | C C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Guggenheim High Yield Fund | Class C | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Guggenheim High Yield Fund | Class C | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.30%
Guggenheim High Yield Fund | Class C | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Guggenheim High Yield Fund | Class C | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Guggenheim High Yield Fund | Class C | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Guggenheim High Yield Fund | Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Guggenheim High Yield Fund | Class C | Terraform Global Operating L P 613 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim High Yield Fund | Class C | C C O Holdings L L C C C O Holdings Capital Corp 450 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim High Yield Fund | Class C | Trinity Industries Inc 775 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim High Yield Fund | Class C | I T T Holdings L L C 650 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim High Yield Fund | Class C | C P I C G Inc 1000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim High Yield Fund | Class C | Graf Tech Finance Inc 463 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim High Yield Fund | Class C | Enviri Corp 575 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim High Yield Fund | Class C | C Damp R Smokey Buyer Inc 675 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Guggenheim High Yield Fund | Class C | Focus Financial Partners L L C 675 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Guggenheim High Yield Fund | Class C | Trans Montaigne Partners Limited Partnership T L P Finance Corp 613 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Guggenheim High Yield Fund | Class P | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Guggenheim High Yield Fund | Class P | B B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Guggenheim High Yield Fund | Class P | B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.20%
Guggenheim High Yield Fund | Class P | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.70%
Guggenheim High Yield Fund | Class P | N Rsup 3sup [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Guggenheim High Yield Fund | Class P | Other Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Guggenheim High Yield Fund | Class P | C C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Guggenheim High Yield Fund | Class P | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Guggenheim High Yield Fund | Class P | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.30%
Guggenheim High Yield Fund | Class P | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Guggenheim High Yield Fund | Class P | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Guggenheim High Yield Fund | Class P | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Guggenheim High Yield Fund | Class P | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Guggenheim High Yield Fund | Class P | Terraform Global Operating L P 613 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim High Yield Fund | Class P | C C O Holdings L L C C C O Holdings Capital Corp 450 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim High Yield Fund | Class P | Trinity Industries Inc 775 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim High Yield Fund | Class P | I T T Holdings L L C 650 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim High Yield Fund | Class P | C P I C G Inc 1000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim High Yield Fund | Class P | Graf Tech Finance Inc 463 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim High Yield Fund | Class P | Enviri Corp 575 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim High Yield Fund | Class P | C Damp R Smokey Buyer Inc 675 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Guggenheim High Yield Fund | Class P | Focus Financial Partners L L C 675 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Guggenheim High Yield Fund | Class P | Trans Montaigne Partners Limited Partnership T L P Finance Corp 613 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Guggenheim High Yield Fund | Institutional Class | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Guggenheim High Yield Fund | Institutional Class | B B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Guggenheim High Yield Fund | Institutional Class | B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.20%
Guggenheim High Yield Fund | Institutional Class | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.70%
Guggenheim High Yield Fund | Institutional Class | N Rsup 3sup [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Guggenheim High Yield Fund | Institutional Class | Other Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Guggenheim High Yield Fund | Institutional Class | C C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Guggenheim High Yield Fund | Institutional Class | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Guggenheim High Yield Fund | Institutional Class | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.30%
Guggenheim High Yield Fund | Institutional Class | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Guggenheim High Yield Fund | Institutional Class | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Guggenheim High Yield Fund | Institutional Class | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Guggenheim High Yield Fund | Institutional Class | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Guggenheim High Yield Fund | Institutional Class | Terraform Global Operating L P 613 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim High Yield Fund | Institutional Class | C C O Holdings L L C C C O Holdings Capital Corp 450 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim High Yield Fund | Institutional Class | Trinity Industries Inc 775 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim High Yield Fund | Institutional Class | I T T Holdings L L C 650 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim High Yield Fund | Institutional Class | C P I C G Inc 1000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim High Yield Fund | Institutional Class | Graf Tech Finance Inc 463 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim High Yield Fund | Institutional Class | Enviri Corp 575 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim High Yield Fund | Institutional Class | C Damp R Smokey Buyer Inc 675 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Guggenheim High Yield Fund | Institutional Class | Focus Financial Partners L L C 675 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Guggenheim High Yield Fund | Institutional Class | Trans Montaigne Partners Limited Partnership T L P Finance Corp 613 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Guggenheim High Yield Fund | Class R6 | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Guggenheim High Yield Fund | Class R6 | B B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Guggenheim High Yield Fund | Class R6 | B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.20%
Guggenheim High Yield Fund | Class R6 | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.70%
Guggenheim High Yield Fund | Class R6 | N Rsup 3sup [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Guggenheim High Yield Fund | Class R6 | Other Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Guggenheim High Yield Fund | Class R6 | C C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Guggenheim High Yield Fund | Class R6 | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Guggenheim High Yield Fund | Class R6 | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.30%
Guggenheim High Yield Fund | Class R6 | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Guggenheim High Yield Fund | Class R6 | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Guggenheim High Yield Fund | Class R6 | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Guggenheim High Yield Fund | Class R6 | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Guggenheim High Yield Fund | Class R6 | Terraform Global Operating L P 613 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim High Yield Fund | Class R6 | C C O Holdings L L C C C O Holdings Capital Corp 450 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim High Yield Fund | Class R6 | Trinity Industries Inc 775 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim High Yield Fund | Class R6 | I T T Holdings L L C 650 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim High Yield Fund | Class R6 | C P I C G Inc 1000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim High Yield Fund | Class R6 | Graf Tech Finance Inc 463 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim High Yield Fund | Class R6 | Enviri Corp 575 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim High Yield Fund | Class R6 | C Damp R Smokey Buyer Inc 675 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Guggenheim High Yield Fund | Class R6 | Focus Financial Partners L L C 675 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Guggenheim High Yield Fund | Class R6 | Trans Montaigne Partners Limited Partnership T L P Finance Corp 613 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Guggenheim Limited Duration Fund | A-Class | A A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.20%
Guggenheim Limited Duration Fund | A-Class | A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Guggenheim Limited Duration Fund | A-Class | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Guggenheim Limited Duration Fund | A-Class | B B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Guggenheim Limited Duration Fund | A-Class | B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Guggenheim Limited Duration Fund | A-Class | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Guggenheim Limited Duration Fund | A-Class | N Rsup 3sup [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Guggenheim Limited Duration Fund | A-Class | Other Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Guggenheim Limited Duration Fund | A-Class | C C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Guggenheim Limited Duration Fund | A-Class | C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim Limited Duration Fund | A-Class | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
Guggenheim Limited Duration Fund | A-Class | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
Guggenheim Limited Duration Fund | A-Class | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.10%
Guggenheim Limited Duration Fund | A-Class | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Guggenheim Limited Duration Fund | A-Class | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Guggenheim Limited Duration Fund | A-Class | Interest Rate Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Guggenheim Limited Duration Fund | A-Class | U S Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Guggenheim Limited Duration Fund | A-Class | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Guggenheim Limited Duration Fund | A-Class | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Limited Duration Fund | A-Class | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim Limited Duration Fund | A-Class | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Limited Duration Fund | A-Class | Credit Default Swap Agreements Protection Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
Guggenheim Limited Duration Fund | A-Class | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
Guggenheim Limited Duration Fund | A-Class | U S Treasury Notes 463 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Guggenheim Limited Duration Fund | A-Class | U S Treasury Notes 375 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Guggenheim Limited Duration Fund | A-Class | U S Treasury Notes 338 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Guggenheim Limited Duration Fund | A-Class | Uniform M B S 15 Year [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Guggenheim Limited Duration Fund | A-Class | U S Treasury Notes 475 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Guggenheim Limited Duration Fund | A-Class | U S Treasury Notes 438 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Guggenheim Limited Duration Fund | A-Class | Uniform M B S 15 Year 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Guggenheim Limited Duration Fund | A-Class | Uniform M B S 15 Year 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Guggenheim Limited Duration Fund | A-Class | U S Treasury Inflation Indexed Bonds 213 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Guggenheim Limited Duration Fund | A-Class | T H L Credit Lake Shore M M C L O I Ltd 726 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Guggenheim Limited Duration Fund | C-Class | A A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.20%
Guggenheim Limited Duration Fund | C-Class | A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Guggenheim Limited Duration Fund | C-Class | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Guggenheim Limited Duration Fund | C-Class | B B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Guggenheim Limited Duration Fund | C-Class | B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Guggenheim Limited Duration Fund | C-Class | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Guggenheim Limited Duration Fund | C-Class | N Rsup 3sup [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Guggenheim Limited Duration Fund | C-Class | Other Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Guggenheim Limited Duration Fund | C-Class | C C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Guggenheim Limited Duration Fund | C-Class | C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim Limited Duration Fund | C-Class | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
Guggenheim Limited Duration Fund | C-Class | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
Guggenheim Limited Duration Fund | C-Class | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.10%
Guggenheim Limited Duration Fund | C-Class | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Guggenheim Limited Duration Fund | C-Class | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Guggenheim Limited Duration Fund | C-Class | Interest Rate Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Guggenheim Limited Duration Fund | C-Class | U S Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Guggenheim Limited Duration Fund | C-Class | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Guggenheim Limited Duration Fund | C-Class | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Limited Duration Fund | C-Class | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim Limited Duration Fund | C-Class | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Limited Duration Fund | C-Class | Credit Default Swap Agreements Protection Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
Guggenheim Limited Duration Fund | C-Class | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
Guggenheim Limited Duration Fund | C-Class | U S Treasury Notes 463 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Guggenheim Limited Duration Fund | C-Class | U S Treasury Notes 375 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Guggenheim Limited Duration Fund | C-Class | U S Treasury Notes 338 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Guggenheim Limited Duration Fund | C-Class | Uniform M B S 15 Year [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Guggenheim Limited Duration Fund | C-Class | U S Treasury Notes 475 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Guggenheim Limited Duration Fund | C-Class | U S Treasury Notes 438 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Guggenheim Limited Duration Fund | C-Class | Uniform M B S 15 Year 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Guggenheim Limited Duration Fund | C-Class | Uniform M B S 15 Year 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Guggenheim Limited Duration Fund | C-Class | U S Treasury Inflation Indexed Bonds 213 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Guggenheim Limited Duration Fund | C-Class | T H L Credit Lake Shore M M C L O I Ltd 726 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Guggenheim Limited Duration Fund | P | A A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.20%
Guggenheim Limited Duration Fund | P | A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Guggenheim Limited Duration Fund | P | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Guggenheim Limited Duration Fund | P | B B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Guggenheim Limited Duration Fund | P | B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Guggenheim Limited Duration Fund | P | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Guggenheim Limited Duration Fund | P | N Rsup 3sup [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Guggenheim Limited Duration Fund | P | Other Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Guggenheim Limited Duration Fund | P | C C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Guggenheim Limited Duration Fund | P | C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim Limited Duration Fund | P | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
Guggenheim Limited Duration Fund | P | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
Guggenheim Limited Duration Fund | P | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.10%
Guggenheim Limited Duration Fund | P | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Guggenheim Limited Duration Fund | P | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Guggenheim Limited Duration Fund | P | Interest Rate Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Guggenheim Limited Duration Fund | P | U S Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Guggenheim Limited Duration Fund | P | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Guggenheim Limited Duration Fund | P | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Limited Duration Fund | P | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim Limited Duration Fund | P | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Limited Duration Fund | P | Credit Default Swap Agreements Protection Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
Guggenheim Limited Duration Fund | P | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
Guggenheim Limited Duration Fund | P | U S Treasury Notes 463 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Guggenheim Limited Duration Fund | P | U S Treasury Notes 375 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Guggenheim Limited Duration Fund | P | U S Treasury Notes 338 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Guggenheim Limited Duration Fund | P | Uniform M B S 15 Year [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Guggenheim Limited Duration Fund | P | U S Treasury Notes 475 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Guggenheim Limited Duration Fund | P | U S Treasury Notes 438 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Guggenheim Limited Duration Fund | P | Uniform M B S 15 Year 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Guggenheim Limited Duration Fund | P | Uniform M B S 15 Year 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Guggenheim Limited Duration Fund | P | U S Treasury Inflation Indexed Bonds 213 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Guggenheim Limited Duration Fund | P | T H L Credit Lake Shore M M C L O I Ltd 726 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Guggenheim Limited Duration Fund | Institutional Class | A A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.20%
Guggenheim Limited Duration Fund | Institutional Class | A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Guggenheim Limited Duration Fund | Institutional Class | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Guggenheim Limited Duration Fund | Institutional Class | B B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Guggenheim Limited Duration Fund | Institutional Class | B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Guggenheim Limited Duration Fund | Institutional Class | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Guggenheim Limited Duration Fund | Institutional Class | N Rsup 3sup [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Guggenheim Limited Duration Fund | Institutional Class | Other Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Guggenheim Limited Duration Fund | Institutional Class | C C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Guggenheim Limited Duration Fund | Institutional Class | C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim Limited Duration Fund | Institutional Class | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
Guggenheim Limited Duration Fund | Institutional Class | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
Guggenheim Limited Duration Fund | Institutional Class | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.10%
Guggenheim Limited Duration Fund | Institutional Class | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Guggenheim Limited Duration Fund | Institutional Class | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Guggenheim Limited Duration Fund | Institutional Class | Interest Rate Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Guggenheim Limited Duration Fund | Institutional Class | U S Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Guggenheim Limited Duration Fund | Institutional Class | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Guggenheim Limited Duration Fund | Institutional Class | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Limited Duration Fund | Institutional Class | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim Limited Duration Fund | Institutional Class | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Limited Duration Fund | Institutional Class | Credit Default Swap Agreements Protection Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
Guggenheim Limited Duration Fund | Institutional Class | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
Guggenheim Limited Duration Fund | Institutional Class | U S Treasury Notes 463 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Guggenheim Limited Duration Fund | Institutional Class | U S Treasury Notes 375 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Guggenheim Limited Duration Fund | Institutional Class | U S Treasury Notes 338 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Guggenheim Limited Duration Fund | Institutional Class | Uniform M B S 15 Year [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Guggenheim Limited Duration Fund | Institutional Class | U S Treasury Notes 475 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Guggenheim Limited Duration Fund | Institutional Class | U S Treasury Notes 438 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Guggenheim Limited Duration Fund | Institutional Class | Uniform M B S 15 Year 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Guggenheim Limited Duration Fund | Institutional Class | Uniform M B S 15 Year 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Guggenheim Limited Duration Fund | Institutional Class | U S Treasury Inflation Indexed Bonds 213 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Guggenheim Limited Duration Fund | Institutional Class | T H L Credit Lake Shore M M C L O I Ltd 726 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Guggenheim Limited Duration Fund | R6 | A A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.20%
Guggenheim Limited Duration Fund | R6 | A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Guggenheim Limited Duration Fund | R6 | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Guggenheim Limited Duration Fund | R6 | B B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Guggenheim Limited Duration Fund | R6 | B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Guggenheim Limited Duration Fund | R6 | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Guggenheim Limited Duration Fund | R6 | N Rsup 3sup [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Guggenheim Limited Duration Fund | R6 | Other Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Guggenheim Limited Duration Fund | R6 | C C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Guggenheim Limited Duration Fund | R6 | C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim Limited Duration Fund | R6 | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
Guggenheim Limited Duration Fund | R6 | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
Guggenheim Limited Duration Fund | R6 | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.10%
Guggenheim Limited Duration Fund | R6 | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Guggenheim Limited Duration Fund | R6 | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Guggenheim Limited Duration Fund | R6 | Interest Rate Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Guggenheim Limited Duration Fund | R6 | U S Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Guggenheim Limited Duration Fund | R6 | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Guggenheim Limited Duration Fund | R6 | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Limited Duration Fund | R6 | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim Limited Duration Fund | R6 | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Limited Duration Fund | R6 | Credit Default Swap Agreements Protection Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
Guggenheim Limited Duration Fund | R6 | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
Guggenheim Limited Duration Fund | R6 | U S Treasury Notes 463 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Guggenheim Limited Duration Fund | R6 | U S Treasury Notes 375 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Guggenheim Limited Duration Fund | R6 | U S Treasury Notes 338 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Guggenheim Limited Duration Fund | R6 | Uniform M B S 15 Year [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Guggenheim Limited Duration Fund | R6 | U S Treasury Notes 475 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Guggenheim Limited Duration Fund | R6 | U S Treasury Notes 438 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Guggenheim Limited Duration Fund | R6 | Uniform M B S 15 Year 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Guggenheim Limited Duration Fund | R6 | Uniform M B S 15 Year 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Guggenheim Limited Duration Fund | R6 | U S Treasury Inflation Indexed Bonds 213 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Guggenheim Limited Duration Fund | R6 | T H L Credit Lake Shore M M C L O I Ltd 726 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Guggenheim Macro Opportunities Fund | Class A | A A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Guggenheim Macro Opportunities Fund | Class A | A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Guggenheim Macro Opportunities Fund | Class A | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Guggenheim Macro Opportunities Fund | Class A | B B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Guggenheim Macro Opportunities Fund | Class A | B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Guggenheim Macro Opportunities Fund | Class A | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Guggenheim Macro Opportunities Fund | Class A | N Rsup 3sup [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Guggenheim Macro Opportunities Fund | Class A | Other Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Guggenheim Macro Opportunities Fund | Class A | C C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Guggenheim Macro Opportunities Fund | Class A | C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Guggenheim Macro Opportunities Fund | Class A | C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Macro Opportunities Fund | Class A | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Guggenheim Macro Opportunities Fund | Class A | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Guggenheim Macro Opportunities Fund | Class A | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.90%
Guggenheim Macro Opportunities Fund | Class A | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Guggenheim Macro Opportunities Fund | Class A | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Guggenheim Macro Opportunities Fund | Class A | Interest Rate Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Guggenheim Macro Opportunities Fund | Class A | U S Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Guggenheim Macro Opportunities Fund | Class A | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Guggenheim Macro Opportunities Fund | Class A | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Macro Opportunities Fund | Class A | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Guggenheim Macro Opportunities Fund | Class A | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Macro Opportunities Fund | Class A | Credit Default Swap Agreements Protection Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
Guggenheim Macro Opportunities Fund | Class A | Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Guggenheim Macro Opportunities Fund | Class A | Commodity Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Macro Opportunities Fund | Class A | Total Return Interest Rate Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Macro Opportunities Fund | Class A | Equity Index Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Guggenheim Macro Opportunities Fund | Class A | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Guggenheim Macro Opportunities Fund | Class A | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Macro Opportunities Fund | Class A | Senior Fixed Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Macro Opportunities Fund | Class A | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Macro Opportunities Fund | Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Guggenheim Macro Opportunities Fund | Class A | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Guggenheim Macro Opportunities Fund | Class A | S P D R Samp P 500 E T F Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Macro Opportunities Fund | Class A | U S Treasury Notes 425 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Guggenheim Macro Opportunities Fund | Class A | Guggenheim Limited Duration Fund 8212 Class R 6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Guggenheim Macro Opportunities Fund | Class A | Fannie Mae 550 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Guggenheim Macro Opportunities Fund | Class A | Freddie Mac 550 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Guggenheim Macro Opportunities Fund | Class A | A P Grange Holdings 650 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Guggenheim Macro Opportunities Fund | Class A | B P Capital Marketsplc 488 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Guggenheim Macro Opportunities Fund | Class A | Guggenheim Risk Managed Real Estate Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Guggenheim Macro Opportunities Fund | Class A | V B S 1 Issuer L L C V B T E L 527 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Guggenheim Macro Opportunities Fund | Class C | A A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Guggenheim Macro Opportunities Fund | Class C | A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Guggenheim Macro Opportunities Fund | Class C | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Guggenheim Macro Opportunities Fund | Class C | B B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Guggenheim Macro Opportunities Fund | Class C | B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Guggenheim Macro Opportunities Fund | Class C | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Guggenheim Macro Opportunities Fund | Class C | N Rsup 3sup [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Guggenheim Macro Opportunities Fund | Class C | Other Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Guggenheim Macro Opportunities Fund | Class C | C C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Guggenheim Macro Opportunities Fund | Class C | C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Guggenheim Macro Opportunities Fund | Class C | C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Macro Opportunities Fund | Class C | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Guggenheim Macro Opportunities Fund | Class C | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Guggenheim Macro Opportunities Fund | Class C | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.90%
Guggenheim Macro Opportunities Fund | Class C | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Guggenheim Macro Opportunities Fund | Class C | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Guggenheim Macro Opportunities Fund | Class C | Interest Rate Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Guggenheim Macro Opportunities Fund | Class C | U S Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Guggenheim Macro Opportunities Fund | Class C | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Guggenheim Macro Opportunities Fund | Class C | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Macro Opportunities Fund | Class C | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Guggenheim Macro Opportunities Fund | Class C | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Macro Opportunities Fund | Class C | Credit Default Swap Agreements Protection Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
Guggenheim Macro Opportunities Fund | Class C | Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Guggenheim Macro Opportunities Fund | Class C | Commodity Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Macro Opportunities Fund | Class C | Total Return Interest Rate Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Macro Opportunities Fund | Class C | Equity Index Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Guggenheim Macro Opportunities Fund | Class C | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Guggenheim Macro Opportunities Fund | Class C | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Macro Opportunities Fund | Class C | Senior Fixed Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Macro Opportunities Fund | Class C | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Macro Opportunities Fund | Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Guggenheim Macro Opportunities Fund | Class C | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Guggenheim Macro Opportunities Fund | Class C | S P D R Samp P 500 E T F Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Macro Opportunities Fund | Class C | U S Treasury Notes 425 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Guggenheim Macro Opportunities Fund | Class C | Guggenheim Limited Duration Fund 8212 Class R 6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Guggenheim Macro Opportunities Fund | Class C | Fannie Mae 550 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Guggenheim Macro Opportunities Fund | Class C | Freddie Mac 550 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Guggenheim Macro Opportunities Fund | Class C | A P Grange Holdings 650 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Guggenheim Macro Opportunities Fund | Class C | B P Capital Marketsplc 488 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Guggenheim Macro Opportunities Fund | Class C | Guggenheim Risk Managed Real Estate Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Guggenheim Macro Opportunities Fund | Class C | V B S 1 Issuer L L C V B T E L 527 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Guggenheim Macro Opportunities Fund | Class P | A A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Guggenheim Macro Opportunities Fund | Class P | A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Guggenheim Macro Opportunities Fund | Class P | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Guggenheim Macro Opportunities Fund | Class P | B B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Guggenheim Macro Opportunities Fund | Class P | B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Guggenheim Macro Opportunities Fund | Class P | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Guggenheim Macro Opportunities Fund | Class P | N Rsup 3sup [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Guggenheim Macro Opportunities Fund | Class P | Other Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Guggenheim Macro Opportunities Fund | Class P | C C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Guggenheim Macro Opportunities Fund | Class P | C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Guggenheim Macro Opportunities Fund | Class P | C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Macro Opportunities Fund | Class P | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Guggenheim Macro Opportunities Fund | Class P | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Guggenheim Macro Opportunities Fund | Class P | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.90%
Guggenheim Macro Opportunities Fund | Class P | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Guggenheim Macro Opportunities Fund | Class P | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Guggenheim Macro Opportunities Fund | Class P | Interest Rate Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Guggenheim Macro Opportunities Fund | Class P | U S Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Guggenheim Macro Opportunities Fund | Class P | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Guggenheim Macro Opportunities Fund | Class P | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Macro Opportunities Fund | Class P | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Guggenheim Macro Opportunities Fund | Class P | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Macro Opportunities Fund | Class P | Credit Default Swap Agreements Protection Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
Guggenheim Macro Opportunities Fund | Class P | Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Guggenheim Macro Opportunities Fund | Class P | Commodity Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Macro Opportunities Fund | Class P | Total Return Interest Rate Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Macro Opportunities Fund | Class P | Equity Index Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Guggenheim Macro Opportunities Fund | Class P | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Guggenheim Macro Opportunities Fund | Class P | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Macro Opportunities Fund | Class P | Senior Fixed Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Macro Opportunities Fund | Class P | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Macro Opportunities Fund | Class P | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Guggenheim Macro Opportunities Fund | Class P | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Guggenheim Macro Opportunities Fund | Class P | S P D R Samp P 500 E T F Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Macro Opportunities Fund | Class P | U S Treasury Notes 425 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Guggenheim Macro Opportunities Fund | Class P | Guggenheim Limited Duration Fund 8212 Class R 6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Guggenheim Macro Opportunities Fund | Class P | Fannie Mae 550 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Guggenheim Macro Opportunities Fund | Class P | Freddie Mac 550 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Guggenheim Macro Opportunities Fund | Class P | A P Grange Holdings 650 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Guggenheim Macro Opportunities Fund | Class P | B P Capital Marketsplc 488 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Guggenheim Macro Opportunities Fund | Class P | Guggenheim Risk Managed Real Estate Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Guggenheim Macro Opportunities Fund | Class P | V B S 1 Issuer L L C V B T E L 527 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Guggenheim Macro Opportunities Fund | Institutional Class | A A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Guggenheim Macro Opportunities Fund | Institutional Class | A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Guggenheim Macro Opportunities Fund | Institutional Class | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Guggenheim Macro Opportunities Fund | Institutional Class | B B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Guggenheim Macro Opportunities Fund | Institutional Class | B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Guggenheim Macro Opportunities Fund | Institutional Class | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Guggenheim Macro Opportunities Fund | Institutional Class | N Rsup 3sup [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Guggenheim Macro Opportunities Fund | Institutional Class | Other Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Guggenheim Macro Opportunities Fund | Institutional Class | C C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Guggenheim Macro Opportunities Fund | Institutional Class | C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Guggenheim Macro Opportunities Fund | Institutional Class | C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Macro Opportunities Fund | Institutional Class | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Guggenheim Macro Opportunities Fund | Institutional Class | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Guggenheim Macro Opportunities Fund | Institutional Class | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.90%
Guggenheim Macro Opportunities Fund | Institutional Class | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Guggenheim Macro Opportunities Fund | Institutional Class | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Guggenheim Macro Opportunities Fund | Institutional Class | Interest Rate Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Guggenheim Macro Opportunities Fund | Institutional Class | U S Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Guggenheim Macro Opportunities Fund | Institutional Class | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Guggenheim Macro Opportunities Fund | Institutional Class | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Macro Opportunities Fund | Institutional Class | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Guggenheim Macro Opportunities Fund | Institutional Class | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Macro Opportunities Fund | Institutional Class | Credit Default Swap Agreements Protection Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
Guggenheim Macro Opportunities Fund | Institutional Class | Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Guggenheim Macro Opportunities Fund | Institutional Class | Commodity Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Macro Opportunities Fund | Institutional Class | Total Return Interest Rate Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Macro Opportunities Fund | Institutional Class | Equity Index Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Guggenheim Macro Opportunities Fund | Institutional Class | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Guggenheim Macro Opportunities Fund | Institutional Class | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Macro Opportunities Fund | Institutional Class | Senior Fixed Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Macro Opportunities Fund | Institutional Class | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Macro Opportunities Fund | Institutional Class | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Guggenheim Macro Opportunities Fund | Institutional Class | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Guggenheim Macro Opportunities Fund | Institutional Class | S P D R Samp P 500 E T F Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Macro Opportunities Fund | Institutional Class | U S Treasury Notes 425 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Guggenheim Macro Opportunities Fund | Institutional Class | Guggenheim Limited Duration Fund 8212 Class R 6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Guggenheim Macro Opportunities Fund | Institutional Class | Fannie Mae 550 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Guggenheim Macro Opportunities Fund | Institutional Class | Freddie Mac 550 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Guggenheim Macro Opportunities Fund | Institutional Class | A P Grange Holdings 650 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Guggenheim Macro Opportunities Fund | Institutional Class | B P Capital Marketsplc 488 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Guggenheim Macro Opportunities Fund | Institutional Class | Guggenheim Risk Managed Real Estate Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Guggenheim Macro Opportunities Fund | Institutional Class | V B S 1 Issuer L L C V B T E L 527 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Guggenheim Macro Opportunities Fund | Class R6 | A A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Guggenheim Macro Opportunities Fund | Class R6 | A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Guggenheim Macro Opportunities Fund | Class R6 | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Guggenheim Macro Opportunities Fund | Class R6 | B B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Guggenheim Macro Opportunities Fund | Class R6 | B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Guggenheim Macro Opportunities Fund | Class R6 | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Guggenheim Macro Opportunities Fund | Class R6 | N Rsup 3sup [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Guggenheim Macro Opportunities Fund | Class R6 | Other Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Guggenheim Macro Opportunities Fund | Class R6 | C C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Guggenheim Macro Opportunities Fund | Class R6 | C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Guggenheim Macro Opportunities Fund | Class R6 | C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Macro Opportunities Fund | Class R6 | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Guggenheim Macro Opportunities Fund | Class R6 | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Guggenheim Macro Opportunities Fund | Class R6 | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.90%
Guggenheim Macro Opportunities Fund | Class R6 | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Guggenheim Macro Opportunities Fund | Class R6 | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Guggenheim Macro Opportunities Fund | Class R6 | Interest Rate Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Guggenheim Macro Opportunities Fund | Class R6 | U S Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Guggenheim Macro Opportunities Fund | Class R6 | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Guggenheim Macro Opportunities Fund | Class R6 | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Macro Opportunities Fund | Class R6 | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Guggenheim Macro Opportunities Fund | Class R6 | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Macro Opportunities Fund | Class R6 | Credit Default Swap Agreements Protection Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
Guggenheim Macro Opportunities Fund | Class R6 | Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Guggenheim Macro Opportunities Fund | Class R6 | Commodity Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Macro Opportunities Fund | Class R6 | Total Return Interest Rate Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Macro Opportunities Fund | Class R6 | Equity Index Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Guggenheim Macro Opportunities Fund | Class R6 | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Guggenheim Macro Opportunities Fund | Class R6 | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Macro Opportunities Fund | Class R6 | Senior Fixed Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Macro Opportunities Fund | Class R6 | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Macro Opportunities Fund | Class R6 | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Guggenheim Macro Opportunities Fund | Class R6 | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Guggenheim Macro Opportunities Fund | Class R6 | S P D R Samp P 500 E T F Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Macro Opportunities Fund | Class R6 | U S Treasury Notes 425 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Guggenheim Macro Opportunities Fund | Class R6 | Guggenheim Limited Duration Fund 8212 Class R 6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Guggenheim Macro Opportunities Fund | Class R6 | Fannie Mae 550 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Guggenheim Macro Opportunities Fund | Class R6 | Freddie Mac 550 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Guggenheim Macro Opportunities Fund | Class R6 | A P Grange Holdings 650 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Guggenheim Macro Opportunities Fund | Class R6 | B P Capital Marketsplc 488 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Guggenheim Macro Opportunities Fund | Class R6 | Guggenheim Risk Managed Real Estate Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Guggenheim Macro Opportunities Fund | Class R6 | V B S 1 Issuer L L C V B T E L 527 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Guggenheim Municipal Income Fund | A-Class | A A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
Guggenheim Municipal Income Fund | A-Class | A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.10%
Guggenheim Municipal Income Fund | A-Class | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Guggenheim Municipal Income Fund | A-Class | B B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Guggenheim Municipal Income Fund | A-Class | B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Guggenheim Municipal Income Fund | A-Class | N Rsup 3sup [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Guggenheim Municipal Income Fund | A-Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.80%
Guggenheim Municipal Income Fund | A-Class | Interest Rate Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.50%
Guggenheim Municipal Income Fund | A-Class | California [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Guggenheim Municipal Income Fund | A-Class | Pennsylvania [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Guggenheim Municipal Income Fund | A-Class | Oregon [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Guggenheim Municipal Income Fund | A-Class | Michigan [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Guggenheim Municipal Income Fund | A-Class | Virginia [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Guggenheim Municipal Income Fund | A-Class | Nebraska [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Guggenheim Municipal Income Fund | A-Class | Tennessee [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Guggenheim Municipal Income Fund | A-Class | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.30%
Guggenheim Municipal Income Fund | A-Class | Freddie Mac Multifamily Variable Rate Certificate Revenue Bonds 315 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Guggenheim Municipal Income Fund | A-Class | Michigan Technological University Revenue Bonds 525 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Guggenheim Municipal Income Fund | A-Class | Maine Healthamp Higher Educational Facilities Authority Revenue Bonds 525 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Guggenheim Municipal Income Fund | A-Class | Pennsylvania Housing Finance Agency Revenue Bonds 495 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Guggenheim Municipal Income Fund | A-Class | Nebraska Investment Finance Authority Revenue Bonds 495 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Guggenheim Municipal Income Fund | A-Class | Metropolitan Government Nashvilleamp Davidson County Healthamp Educational Facilities Board Revenue Bonds 225 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Guggenheim Municipal Income Fund | A-Class | Westchester County Local Development Corp Revenue Bonds 575 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Guggenheim Municipal Income Fund | A-Class | Newport Mesa Unified School District General Obligation Unlimited [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Guggenheim Municipal Income Fund | A-Class | Inlivian Revenue Bonds 202 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Guggenheim Municipal Income Fund | A-Class | Clackamasamp Washington Counties School District No 3 General Obligation Unlimited [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Guggenheim Municipal Income Fund | Class C | A A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
Guggenheim Municipal Income Fund | Class C | A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.10%
Guggenheim Municipal Income Fund | Class C | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Guggenheim Municipal Income Fund | Class C | B B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Guggenheim Municipal Income Fund | Class C | B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Guggenheim Municipal Income Fund | Class C | N Rsup 3sup [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Guggenheim Municipal Income Fund | Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.80%
Guggenheim Municipal Income Fund | Class C | Interest Rate Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.50%
Guggenheim Municipal Income Fund | Class C | California [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Guggenheim Municipal Income Fund | Class C | Pennsylvania [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Guggenheim Municipal Income Fund | Class C | Oregon [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Guggenheim Municipal Income Fund | Class C | Michigan [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Guggenheim Municipal Income Fund | Class C | Virginia [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Guggenheim Municipal Income Fund | Class C | Nebraska [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Guggenheim Municipal Income Fund | Class C | Tennessee [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Guggenheim Municipal Income Fund | Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.30%
Guggenheim Municipal Income Fund | Class C | Freddie Mac Multifamily Variable Rate Certificate Revenue Bonds 315 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Guggenheim Municipal Income Fund | Class C | Michigan Technological University Revenue Bonds 525 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Guggenheim Municipal Income Fund | Class C | Maine Healthamp Higher Educational Facilities Authority Revenue Bonds 525 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Guggenheim Municipal Income Fund | Class C | Pennsylvania Housing Finance Agency Revenue Bonds 495 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Guggenheim Municipal Income Fund | Class C | Nebraska Investment Finance Authority Revenue Bonds 495 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Guggenheim Municipal Income Fund | Class C | Metropolitan Government Nashvilleamp Davidson County Healthamp Educational Facilities Board Revenue Bonds 225 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Guggenheim Municipal Income Fund | Class C | Westchester County Local Development Corp Revenue Bonds 575 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Guggenheim Municipal Income Fund | Class C | Newport Mesa Unified School District General Obligation Unlimited [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Guggenheim Municipal Income Fund | Class C | Inlivian Revenue Bonds 202 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Guggenheim Municipal Income Fund | Class C | Clackamasamp Washington Counties School District No 3 General Obligation Unlimited [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Guggenheim Municipal Income Fund | Class P | A A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
Guggenheim Municipal Income Fund | Class P | A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.10%
Guggenheim Municipal Income Fund | Class P | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Guggenheim Municipal Income Fund | Class P | B B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Guggenheim Municipal Income Fund | Class P | B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Guggenheim Municipal Income Fund | Class P | N Rsup 3sup [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Guggenheim Municipal Income Fund | Class P | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.80%
Guggenheim Municipal Income Fund | Class P | Interest Rate Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.50%
Guggenheim Municipal Income Fund | Class P | California [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Guggenheim Municipal Income Fund | Class P | Pennsylvania [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Guggenheim Municipal Income Fund | Class P | Oregon [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Guggenheim Municipal Income Fund | Class P | Michigan [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Guggenheim Municipal Income Fund | Class P | Virginia [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Guggenheim Municipal Income Fund | Class P | Nebraska [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Guggenheim Municipal Income Fund | Class P | Tennessee [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Guggenheim Municipal Income Fund | Class P | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.30%
Guggenheim Municipal Income Fund | Class P | Freddie Mac Multifamily Variable Rate Certificate Revenue Bonds 315 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Guggenheim Municipal Income Fund | Class P | Michigan Technological University Revenue Bonds 525 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Guggenheim Municipal Income Fund | Class P | Maine Healthamp Higher Educational Facilities Authority Revenue Bonds 525 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Guggenheim Municipal Income Fund | Class P | Pennsylvania Housing Finance Agency Revenue Bonds 495 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Guggenheim Municipal Income Fund | Class P | Nebraska Investment Finance Authority Revenue Bonds 495 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Guggenheim Municipal Income Fund | Class P | Metropolitan Government Nashvilleamp Davidson County Healthamp Educational Facilities Board Revenue Bonds 225 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Guggenheim Municipal Income Fund | Class P | Westchester County Local Development Corp Revenue Bonds 575 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Guggenheim Municipal Income Fund | Class P | Newport Mesa Unified School District General Obligation Unlimited [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Guggenheim Municipal Income Fund | Class P | Inlivian Revenue Bonds 202 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Guggenheim Municipal Income Fund | Class P | Clackamasamp Washington Counties School District No 3 General Obligation Unlimited [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Guggenheim Municipal Income Fund | Institutional Class | A A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
Guggenheim Municipal Income Fund | Institutional Class | A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.10%
Guggenheim Municipal Income Fund | Institutional Class | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Guggenheim Municipal Income Fund | Institutional Class | B B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Guggenheim Municipal Income Fund | Institutional Class | B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Guggenheim Municipal Income Fund | Institutional Class | N Rsup 3sup [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Guggenheim Municipal Income Fund | Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.80%
Guggenheim Municipal Income Fund | Institutional Class | Interest Rate Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.50%
Guggenheim Municipal Income Fund | Institutional Class | California [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Guggenheim Municipal Income Fund | Institutional Class | Pennsylvania [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Guggenheim Municipal Income Fund | Institutional Class | Oregon [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Guggenheim Municipal Income Fund | Institutional Class | Michigan [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Guggenheim Municipal Income Fund | Institutional Class | Virginia [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Guggenheim Municipal Income Fund | Institutional Class | Nebraska [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Guggenheim Municipal Income Fund | Institutional Class | Tennessee [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Guggenheim Municipal Income Fund | Institutional Class | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.30%
Guggenheim Municipal Income Fund | Institutional Class | Freddie Mac Multifamily Variable Rate Certificate Revenue Bonds 315 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Guggenheim Municipal Income Fund | Institutional Class | Michigan Technological University Revenue Bonds 525 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Guggenheim Municipal Income Fund | Institutional Class | Maine Healthamp Higher Educational Facilities Authority Revenue Bonds 525 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Guggenheim Municipal Income Fund | Institutional Class | Pennsylvania Housing Finance Agency Revenue Bonds 495 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Guggenheim Municipal Income Fund | Institutional Class | Nebraska Investment Finance Authority Revenue Bonds 495 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Guggenheim Municipal Income Fund | Institutional Class | Metropolitan Government Nashvilleamp Davidson County Healthamp Educational Facilities Board Revenue Bonds 225 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Guggenheim Municipal Income Fund | Institutional Class | Westchester County Local Development Corp Revenue Bonds 575 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Guggenheim Municipal Income Fund | Institutional Class | Newport Mesa Unified School District General Obligation Unlimited [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Guggenheim Municipal Income Fund | Institutional Class | Inlivian Revenue Bonds 202 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Guggenheim Municipal Income Fund | Institutional Class | Clackamasamp Washington Counties School District No 3 General Obligation Unlimited [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Guggenheim Total Return Bond Fund | Class A | A A A [Member]
Holdings [Line Items]
Percent of Total Investments	46.20%
Guggenheim Total Return Bond Fund | Class A | A A [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
Guggenheim Total Return Bond Fund | Class A | A [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
Guggenheim Total Return Bond Fund | Class A | B B B [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
Guggenheim Total Return Bond Fund | Class A | B B [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
Guggenheim Total Return Bond Fund | Class A | B [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Guggenheim Total Return Bond Fund | Class A | N Rsup 3sup [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Guggenheim Total Return Bond Fund | Class A | Other Instruments [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
Guggenheim Total Return Bond Fund | Class A | C C C [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Guggenheim Total Return Bond Fund | Class A | C C [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Guggenheim Total Return Bond Fund | Class A | C [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Guggenheim Total Return Bond Fund | Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Guggenheim Total Return Bond Fund | Class A | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Guggenheim Total Return Bond Fund | Class A | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%
Guggenheim Total Return Bond Fund | Class A | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Guggenheim Total Return Bond Fund | Class A | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Guggenheim Total Return Bond Fund | Class A | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Guggenheim Total Return Bond Fund | Class A | Interest Rate Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%
Guggenheim Total Return Bond Fund | Class A | U S Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Guggenheim Total Return Bond Fund | Class A | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Guggenheim Total Return Bond Fund | Class A | Credit Default Swaps Agreements Protection Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
Guggenheim Total Return Bond Fund | Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Guggenheim Total Return Bond Fund | Class A | U S Treasury Bondsdue 051551 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Guggenheim Total Return Bond Fund | Class A | Uniform M B S 30 Yeardue 120124 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Guggenheim Total Return Bond Fund | Class A | Uniform M B S 30 Yeardue 1201242 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Guggenheim Total Return Bond Fund | Class A | Uniform M B S 30 Yeardue 010125 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Guggenheim Total Return Bond Fund | Class A | G N M A I I 30 Year T B Adue 102124 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Guggenheim Total Return Bond Fund | Class A | U S Treasury Notes 400due 021534 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Guggenheim Total Return Bond Fund | Class A | U S Treasury Bonds 438due 111539 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Guggenheim Total Return Bond Fund | Class A | U S Treasury Notes 413due 061526 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Guggenheim Total Return Bond Fund | Class A | United States Treasury Inflation Indexed Bonds 213due 041529 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Total Return Bond Fund | Class A | Uniform M B S 30 Yeardue 1201243 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Total Return Bond Fund | Class C | A A A [Member]
Holdings [Line Items]
Percent of Total Investments	46.20%
Guggenheim Total Return Bond Fund | Class C | A A [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
Guggenheim Total Return Bond Fund | Class C | A [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
Guggenheim Total Return Bond Fund | Class C | B B B [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
Guggenheim Total Return Bond Fund | Class C | B B [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
Guggenheim Total Return Bond Fund | Class C | B [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Guggenheim Total Return Bond Fund | Class C | N Rsup 3sup [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Guggenheim Total Return Bond Fund | Class C | Other Instruments [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
Guggenheim Total Return Bond Fund | Class C | C C C [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Guggenheim Total Return Bond Fund | Class C | C C [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Guggenheim Total Return Bond Fund | Class C | C [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Guggenheim Total Return Bond Fund | Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Guggenheim Total Return Bond Fund | Class C | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Guggenheim Total Return Bond Fund | Class C | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%
Guggenheim Total Return Bond Fund | Class C | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Guggenheim Total Return Bond Fund | Class C | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Guggenheim Total Return Bond Fund | Class C | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Guggenheim Total Return Bond Fund | Class C | Interest Rate Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%
Guggenheim Total Return Bond Fund | Class C | U S Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Guggenheim Total Return Bond Fund | Class C | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Guggenheim Total Return Bond Fund | Class C | Credit Default Swaps Agreements Protection Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
Guggenheim Total Return Bond Fund | Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Guggenheim Total Return Bond Fund | Class C | U S Treasury Bondsdue 051551 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Guggenheim Total Return Bond Fund | Class C | Uniform M B S 30 Yeardue 120124 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Guggenheim Total Return Bond Fund | Class C | Uniform M B S 30 Yeardue 1201242 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Guggenheim Total Return Bond Fund | Class C | Uniform M B S 30 Yeardue 010125 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Guggenheim Total Return Bond Fund | Class C | G N M A I I 30 Year T B Adue 102124 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Guggenheim Total Return Bond Fund | Class C | U S Treasury Notes 400due 021534 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Guggenheim Total Return Bond Fund | Class C | U S Treasury Bonds 438due 111539 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Guggenheim Total Return Bond Fund | Class C | U S Treasury Notes 413due 061526 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Guggenheim Total Return Bond Fund | Class C | United States Treasury Inflation Indexed Bonds 213due 041529 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Total Return Bond Fund | Class C | Uniform M B S 30 Yeardue 1201243 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Total Return Bond Fund | Class P | A A A [Member]
Holdings [Line Items]
Percent of Total Investments	46.20%
Guggenheim Total Return Bond Fund | Class P | A A [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
Guggenheim Total Return Bond Fund | Class P | A [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
Guggenheim Total Return Bond Fund | Class P | B B B [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
Guggenheim Total Return Bond Fund | Class P | B B [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
Guggenheim Total Return Bond Fund | Class P | B [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Guggenheim Total Return Bond Fund | Class P | N Rsup 3sup [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Guggenheim Total Return Bond Fund | Class P | Other Instruments [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
Guggenheim Total Return Bond Fund | Class P | C C C [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Guggenheim Total Return Bond Fund | Class P | C C [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Guggenheim Total Return Bond Fund | Class P | C [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Guggenheim Total Return Bond Fund | Class P | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Guggenheim Total Return Bond Fund | Class P | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Guggenheim Total Return Bond Fund | Class P | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%
Guggenheim Total Return Bond Fund | Class P | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Guggenheim Total Return Bond Fund | Class P | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Guggenheim Total Return Bond Fund | Class P | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Guggenheim Total Return Bond Fund | Class P | Interest Rate Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%
Guggenheim Total Return Bond Fund | Class P | U S Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Guggenheim Total Return Bond Fund | Class P | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Guggenheim Total Return Bond Fund | Class P | Credit Default Swaps Agreements Protection Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
Guggenheim Total Return Bond Fund | Class P | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Guggenheim Total Return Bond Fund | Class P | U S Treasury Bondsdue 051551 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Guggenheim Total Return Bond Fund | Class P | Uniform M B S 30 Yeardue 120124 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Guggenheim Total Return Bond Fund | Class P | Uniform M B S 30 Yeardue 1201242 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Guggenheim Total Return Bond Fund | Class P | Uniform M B S 30 Yeardue 010125 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Guggenheim Total Return Bond Fund | Class P | G N M A I I 30 Year T B Adue 102124 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Guggenheim Total Return Bond Fund | Class P | U S Treasury Notes 400due 021534 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Guggenheim Total Return Bond Fund | Class P | U S Treasury Bonds 438due 111539 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Guggenheim Total Return Bond Fund | Class P | U S Treasury Notes 413due 061526 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Guggenheim Total Return Bond Fund | Class P | United States Treasury Inflation Indexed Bonds 213due 041529 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Total Return Bond Fund | Class P | Uniform M B S 30 Yeardue 1201243 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Total Return Bond Fund | Institutional Class | A A A [Member]
Holdings [Line Items]
Percent of Total Investments	46.20%
Guggenheim Total Return Bond Fund | Institutional Class | A A [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
Guggenheim Total Return Bond Fund | Institutional Class | A [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
Guggenheim Total Return Bond Fund | Institutional Class | B B B [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
Guggenheim Total Return Bond Fund | Institutional Class | B B [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
Guggenheim Total Return Bond Fund | Institutional Class | B [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Guggenheim Total Return Bond Fund | Institutional Class | N Rsup 3sup [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Guggenheim Total Return Bond Fund | Institutional Class | Other Instruments [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
Guggenheim Total Return Bond Fund | Institutional Class | C C C [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Guggenheim Total Return Bond Fund | Institutional Class | C C [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Guggenheim Total Return Bond Fund | Institutional Class | C [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Guggenheim Total Return Bond Fund | Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Guggenheim Total Return Bond Fund | Institutional Class | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Guggenheim Total Return Bond Fund | Institutional Class | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%
Guggenheim Total Return Bond Fund | Institutional Class | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Guggenheim Total Return Bond Fund | Institutional Class | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Guggenheim Total Return Bond Fund | Institutional Class | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Guggenheim Total Return Bond Fund | Institutional Class | Interest Rate Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%
Guggenheim Total Return Bond Fund | Institutional Class | U S Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Guggenheim Total Return Bond Fund | Institutional Class | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Guggenheim Total Return Bond Fund | Institutional Class | Credit Default Swaps Agreements Protection Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
Guggenheim Total Return Bond Fund | Institutional Class | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Guggenheim Total Return Bond Fund | Institutional Class | U S Treasury Bondsdue 051551 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Guggenheim Total Return Bond Fund | Institutional Class | Uniform M B S 30 Yeardue 120124 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Guggenheim Total Return Bond Fund | Institutional Class | Uniform M B S 30 Yeardue 1201242 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Guggenheim Total Return Bond Fund | Institutional Class | Uniform M B S 30 Yeardue 010125 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Guggenheim Total Return Bond Fund | Institutional Class | G N M A I I 30 Year T B Adue 102124 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Guggenheim Total Return Bond Fund | Institutional Class | U S Treasury Notes 400due 021534 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Guggenheim Total Return Bond Fund | Institutional Class | U S Treasury Bonds 438due 111539 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Guggenheim Total Return Bond Fund | Institutional Class | U S Treasury Notes 413due 061526 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Guggenheim Total Return Bond Fund | Institutional Class | United States Treasury Inflation Indexed Bonds 213due 041529 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Total Return Bond Fund | Institutional Class | Uniform M B S 30 Yeardue 1201243 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Total Return Bond Fund | Class R6 | A A A [Member]
Holdings [Line Items]
Percent of Total Investments	46.20%
Guggenheim Total Return Bond Fund | Class R6 | A A [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
Guggenheim Total Return Bond Fund | Class R6 | A [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
Guggenheim Total Return Bond Fund | Class R6 | B B B [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
Guggenheim Total Return Bond Fund | Class R6 | B B [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
Guggenheim Total Return Bond Fund | Class R6 | B [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Guggenheim Total Return Bond Fund | Class R6 | N Rsup 3sup [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Guggenheim Total Return Bond Fund | Class R6 | Other Instruments [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
Guggenheim Total Return Bond Fund | Class R6 | C C C [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Guggenheim Total Return Bond Fund | Class R6 | C C [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Guggenheim Total Return Bond Fund | Class R6 | C [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Guggenheim Total Return Bond Fund | Class R6 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Guggenheim Total Return Bond Fund | Class R6 | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Guggenheim Total Return Bond Fund | Class R6 | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%
Guggenheim Total Return Bond Fund | Class R6 | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Guggenheim Total Return Bond Fund | Class R6 | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Guggenheim Total Return Bond Fund | Class R6 | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Guggenheim Total Return Bond Fund | Class R6 | Interest Rate Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%
Guggenheim Total Return Bond Fund | Class R6 | U S Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Guggenheim Total Return Bond Fund | Class R6 | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Guggenheim Total Return Bond Fund | Class R6 | Credit Default Swaps Agreements Protection Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
Guggenheim Total Return Bond Fund | Class R6 | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Guggenheim Total Return Bond Fund | Class R6 | U S Treasury Bondsdue 051551 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Guggenheim Total Return Bond Fund | Class R6 | Uniform M B S 30 Yeardue 120124 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Guggenheim Total Return Bond Fund | Class R6 | Uniform M B S 30 Yeardue 1201242 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Guggenheim Total Return Bond Fund | Class R6 | Uniform M B S 30 Yeardue 010125 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Guggenheim Total Return Bond Fund | Class R6 | G N M A I I 30 Year T B Adue 102124 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Guggenheim Total Return Bond Fund | Class R6 | U S Treasury Notes 400due 021534 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Guggenheim Total Return Bond Fund | Class R6 | U S Treasury Bonds 438due 111539 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Guggenheim Total Return Bond Fund | Class R6 | U S Treasury Notes 413due 061526 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Guggenheim Total Return Bond Fund | Class R6 | United States Treasury Inflation Indexed Bonds 213due 041529 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Total Return Bond Fund | Class R6 | Uniform M B S 30 Yeardue 1201243 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Ultra Short Duration Fund | Class A | A A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Guggenheim Ultra Short Duration Fund | Class A | A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Guggenheim Ultra Short Duration Fund | Class A | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Guggenheim Ultra Short Duration Fund | Class A | B B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Guggenheim Ultra Short Duration Fund | Class A | B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Guggenheim Ultra Short Duration Fund | Class A | N Rsup 3sup [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Guggenheim Ultra Short Duration Fund | Class A | Other Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.60%
Guggenheim Ultra Short Duration Fund | Class A | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
Guggenheim Ultra Short Duration Fund | Class A | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Guggenheim Ultra Short Duration Fund | Class A | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Guggenheim Ultra Short Duration Fund | Class A | Interest Rate Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Guggenheim Ultra Short Duration Fund | Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Guggenheim Ultra Short Duration Fund | Class A | B X Commercial Mortgage Trust 686 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Guggenheim Ultra Short Duration Fund | Class A | N Y M T Loan Trust 467 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Guggenheim Ultra Short Duration Fund | Class A | Golub Capital Partners C L O 49 M Ltd 707 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Ultra Short Duration Fund | Class A | Oak Street Investment Grade Net Lease Fund Series 185 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Ultra Short Duration Fund | Class A | O S A T Trust 512 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Guggenheim Ultra Short Duration Fund | Class A | Global Payments Inc 150 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Guggenheim Ultra Short Duration Fund | Class A | Warnermedia Holdings Inc 364 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Guggenheim Ultra Short Duration Fund | Class A | F S Rialto 701 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Guggenheim Ultra Short Duration Fund | Class A | Macquarie Group Ltd 120 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Ultra Short Duration Fund | Class A | Corebridge Financial Inc 350 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Ultra Short Duration Fund | Institutional Class | A A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Guggenheim Ultra Short Duration Fund | Institutional Class | A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Guggenheim Ultra Short Duration Fund | Institutional Class | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Guggenheim Ultra Short Duration Fund | Institutional Class | B B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Guggenheim Ultra Short Duration Fund | Institutional Class | B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Guggenheim Ultra Short Duration Fund | Institutional Class | N Rsup 3sup [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Guggenheim Ultra Short Duration Fund | Institutional Class | Other Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.60%
Guggenheim Ultra Short Duration Fund | Institutional Class | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
Guggenheim Ultra Short Duration Fund | Institutional Class | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Guggenheim Ultra Short Duration Fund | Institutional Class | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Guggenheim Ultra Short Duration Fund | Institutional Class | Interest Rate Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Guggenheim Ultra Short Duration Fund | Institutional Class | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Guggenheim Ultra Short Duration Fund | Institutional Class | B X Commercial Mortgage Trust 686 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Guggenheim Ultra Short Duration Fund | Institutional Class | N Y M T Loan Trust 467 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Guggenheim Ultra Short Duration Fund | Institutional Class | Golub Capital Partners C L O 49 M Ltd 707 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Ultra Short Duration Fund | Institutional Class | Oak Street Investment Grade Net Lease Fund Series 185 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Ultra Short Duration Fund | Institutional Class | O S A T Trust 512 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Guggenheim Ultra Short Duration Fund | Institutional Class | Global Payments Inc 150 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Guggenheim Ultra Short Duration Fund | Institutional Class | Warnermedia Holdings Inc 364 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Guggenheim Ultra Short Duration Fund | Institutional Class | F S Rialto 701 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Guggenheim Ultra Short Duration Fund | Institutional Class | Macquarie Group Ltd 120 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Ultra Short Duration Fund | Institutional Class | Corebridge Financial Inc 350 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%